No. 333-59093
811-08879

As filed with the Securities and Exchange Commission on September 1, 2010

Form N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. [__]

POST-EFFECTIVE AMENDMENT NO. 27

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 28

SUN CAPITAL ADVISERS TRUST
------------------------------------------------------------
(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
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(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (781) 446-3330
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Maura A. Murphy, Esq.
(Secretary of the Trust)
Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
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(Name and address of agent for service)

Copies of communications to:
Christopher P. Harvey, Esq.
Dechert LLP
200 Clarendon Street
Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

___           immediately upon filing pursuant to paragraph (b)
___           on [date] pursuant to paragraph (b)
___           60 days after filing pursuant to paragraph (a)(1)
___           on May 1, 2010 pursuant to paragraph (a)(1)
__ _           75 days after filing pursuant to paragraph (a)(2)
_X_           on November 15, 2010 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective
___ date for a previously filed post-effective amendment

Sun Capital Advisers Trust
Prospectus – [ ], 2010
Initial Class Shares

Specialty Funds
SCSM BlackRock Large Cap Index Fund Ticker - SOCIX
SCSM BlackRock Small Cap Index Fund Ticker - SCOSX
SCSM BlackRock International Index Fund Ticker - ____
SCSM Ibbotson Tactical Opportunities Fund Ticker - ____

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Financial Company, serves as investment adviser to Sun Capital Advisers Trust

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Summaries	1
Specialty Funds
SCSM BlackRock Large Cap Index Fund	1
SCSM BlackRock Small Cap Index Fund	5
SCSM BlackRock International Index Fund	9
SCSM Ibbotson Tactical Opportunities Fund	12

More About the Funds’ Investments	16

Portfolio Holdings	19

The Investment Adviser and Subadvisers	20
About the Adviser	20
About the Subadvisers	21
About BlackRock Financial Management, Inc.	21
About Ibbotson Associates, Inc.	21
About the Portfolio Managers	22

Purchase, Redemption and Other Information	23
Buying and Redeeming Initial Class Shares	23
Excessive and Short-term Trading	23
Automatic Transactions	24
Valuation of Shares	24
Dividends and Distributions	24
Taxes	24

Special Considerations for Variable Products Funds	25

Financial Highlights	26

Appendix A: Additional information about the indices	A-1

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

Fund Summary
SCSM BlackRock Large Cap Index Fund (formerly SCSM Oppenheimer Large Cap Core Fund)

Investment Goal
To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.35%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.78%
Fee and Expense Reimbursement	(0.28)%
Net Annual Fund Operating Expenses2	0.50%

1The Annual Fund Operating Expenses table has been restated to reflect current fees and expenses.
2Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 67	$ 236	$ 421	$ 954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, when the fund utilized an active management strategy, the fund’s portfolio turnover rate was 109% of the average value of its portfolio. Consistent with its current passive index strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of June 30, 2010, the market capitalization of companies in the S&P 500 was between $1.01 billion and $291.8 billion. The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments linked to the S&P 500. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy.  The performance result presented in the following charts, therefore, do not reflect the fund’s current strategy.

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

Year-by-year total returns for Initial Class shares
(Full calendar years since May 1, 2002 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	37.36%	2nd Quarter 2003

Lowest	(19.69)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (May 1, 2002)
Fund	21.09%	(3.07)%	2.30%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	2.46%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from a large capitalization strategy to a passive index fund strategy.

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summary
SCSM BlackRock Small Cap Index Fund (formerly SCSM Oppenheimer Main Street Small Cap Fund)

Investment Goal
To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.38%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.79%
Fee and Expense Reimbursement	(0.19)%
Net Annual Fund Operating Expenses2	0.60%

1The Annual Fund Operating Expenses table has been restated to reflect current fees and expenses.
2Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 72	$ 244	$ 430	$ 970

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, when the fund utilized an active management strategy, the fund’s portfolio turnover rate was 132% of the average value of its portfolio. Consistent with its current passive index strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000.  As of [    ], the market capitalization of companies in the Russell 2000 was between $[   ] and $[   ]. The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser will not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000.  The subadviser may also invest in derivative instruments linked to the Russell 2000. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy.  The performance results presented in the following charts, therefore, do not reflect the fund’s current strategy.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since July 17, 2000 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (July 17, 2000)
Fund	36.77%	(0.19)%	6.10%
Russell 2000® Index (reflects no deduction for fees or expenses)	27.17%	0.51%	2.87%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from a small capitalization strategy to a passive index fund strategy.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summary
SCSM BlackRock International Index Fund

Investment Goal
To match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.40%
Other Expenses1	1.12%
Total Annual Fund Operating Expenses	1.52%
Fee and Expense Reimbursement	(0.92)%
Net Annual Fund Operating Expenses2	0.60%

1Other Expenses are based on estimated amounts for the current fiscal year.
2Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years
$ 112	$ 439

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. The fund does not have a portfolio turnover rate at this time because it is newly organized and has no shares outstanding.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index (or portions thereof). The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

Fund Summary
SCSM BlackRock International Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or derivatives or other instruments whose price is linked to the value of common stock. The fund may also invest in derivative instruments linked to the MSCI EAFE Index and corresponding countries within the Index. The subadviser will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	Foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments

•	The value of dividends paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
Performance information is not yet provided because the fund had not yet commenced operations as of the date of this prospectus.

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

Fund Summary
SCSM BlackRock International Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY
SCSM Ibbotson Tactical Opportunities Fund

Investment Goal
Long-term growth of capital and modest income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Initial Class
Management Fee	0.38%
Other Expenses1	[ ]%
Acquired Fund Fees and Expenses2	[ ]%
Total Annual Fund Operating Expenses	[ ]%
[Fee and Expense Reimbursement]	[ ]%
Net Annual Fund Operating Expenses3	0.50%

1 Other Expenses are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years
$ [ ]	$ [ ]

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) in which it invests (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Given that the fund is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investments and Strategies
The fund is a “Fund-of-ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of ETFs.  Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments.

ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day.  The ETFs in which the fund invests generally track a securities index or a basket of securities.  An index-based ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).  Accordingly, each index-based ETF is designed so that its performance will correspond closely with that of the index it tracks.

FUND SUMMARY
SCSM Ibbotson Tactical Opportunities Fund (continued)

The fund’s assets will be invested in equity and fixed income ETFs, although a portion of its assets may be invested in cash, cash equivalents, or money market funds.  Because the fund’s investments are focused in the underlying ETFs, the fund’s net asset value and investment performance are directly related to the performance of the underlying ETFs and the equity and bond markets in which those ETFs invest.

Under normal circumstances, the fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

The precise allocation of the fund’s assets among the underlying ETFs is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors.  The adviser and subadviser agree from time to time upon the universe of ETFs that the subadviser may consider when making allocation decisions.  The fund may change its allocation of ETFs (including adding or deleting ETFs) without prior approval from or notice to shareholders.

Based on the target allocations, the fund invests the proceeds from the sale of its shares, reinvests dividends from underlying ETFs and other income, and redeems investments in underlying ETFs to provide the cash necessary to satisfy redemption requests for fund shares.

The fund is not available for investment by shareholders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, other funds of the Sun Capital Advisers Trust.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of ETFs structure and layering of fees

Since the fund invests primarily in ETFs, as opposed to investing directly in stocks, bonds, or other instruments, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying ETFs. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying ETFs. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying ETFs.  Additionally, given that ETFs are listed on an exchange or traded in an over-the-counter market, the purchase and sale of ETF shares may involve transaction fees and commissions.

Each underlying ETF is managed independently by its investment adviser, based on the ETF’s investment strategy. The underlying ETFs will not necessarily make consistent investment transactions, which may also increase your costs. One underlying ETF may buy the same security that another underlying ETF is selling. In those situations, you would indirectly bear the costs of both trades without achieving any investment purpose.  Moreover, underlying ETFs may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Additionally, ETFs that invest in securities reflecting a particular index will not change their investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the market segment relating to a relevant index.  There is also the risk that an ETF’s performance may not match that of its relevant index.  It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the fund’s investment in that ETF could be substantially adversely affected.  Finally, while the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below, or above the ETF’s net asset value.

The subadviser’s judgment in selecting the ETFs in which to invest, or in allocating investments by the fund among those ETFs, could prove incorrect or cause the fund to underperform the market or other potential investments.

FUND SUMMARY
SCSM Ibbotson Tactical Opportunities Fund (continued)

Equity ETF investments

Equity ETFs have risks associated with investing in equity securities. An equity ETF could lose money or underperform other investments if:

•	The ETF’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the ETF invests or the ETF’s investment approach fall out of favor with investors.

•
The ETF invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such an ETF may also suffer foreign currency exchange losses.

•
The ETF concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.

•	Prices of securities in the ETF’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income ETF investments

Fixed income ETFs have risks associated with investing in debt securities. An ETF could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fixed income ETF’s portfolio to decline. This is known as interest rate risk and may be greater for fixed income securities with longer maturities. Interest rate risk is a significant concern for ETFs investing primarily in high yield fixed income securities.

•
The issuer or guarantor of a fixed income security owned by the ETF defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk. Credit risk presents a significant concern for ETFs investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a callable security may exercise its right to prepay principal earlier than scheduled, forcing the ETF to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.

FUND SUMMARY
SCSM Ibbotson Tactical Opportunities Fund (continued)

Other principal underlying ETF risks

•
The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices.  As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•
Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•
Since the value of derivative instruments derives from an underlying asset, currency, or index, investments in ETFs investing in derivatives may involve risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that the ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

•
The ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes.  Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Fund Performance
Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2010
Scott Wentsel	Vice President and Senior Portfolio Manager	2010
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2010
Cindy Galiano	Portfolio Manager	2010
Larry Cao	Senior Consultant	2010
Jared Watts	Senior Consultant	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by registered mutual funds. Shareholders of these funds should refer to the relevant prospectus for a description of the tax consequences of owning and receiving distributions or other payments relating to these funds.

More About The Funds’ Investments

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Emerging Markets	Derivative Contracts
SC BlackRock Large Cap Index Fund	x	x	x			x
SC BlackRock Small Cap Index Fund	x	x	x			x
SC BlackRock International Index Fund	x		x	x		x
SC Ibbotson Tactical Opportunities Fund*	x	x	x	x	x	x

	Exchange Traded Funds	Fixed Income Instruments	U.S. Government Securities	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC BlackRock Large Cap Index Fund	x		x		x	x
SC BlackRock Small Cap Index Fund	x		x		x	x
SC BlackRock International Index Fund	x		x		x	x
SC Ibbotson Tactical Opportunities Fund*	x	x	x	x	x	x	x
* Under normal circumstances, this fund will invest at least 80% of its net assets in ETFs which may in turn use a significant degree of the securities and strategies indicated.

Notice of changes to fund policy - For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy.

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

More About The Funds’ Investments

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives.  If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.  Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

More About The Funds’ Investments

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the subadviser’s expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Exchange Traded Funds - When the SC Ibbotson Tactical Opportunities Fund invests in underlying ETFs, it will indirectly bear fees and expenses charged by the underlying ETFs, in addition to the fund’s direct fees and expenses. Therefore, the cost of investing in the SC Ibbotson Tactical Opportunities Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when the fund invests in an underlying ETF, it is subject to the risks associated with the underlying securities in which that underlying ETF invests. Underlying ETFs also may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time and price that is unfavorable to the fund.

Most underlying ETFs are not actively managed. An underlying ETF that is not actively managed invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an underlying ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, underlying ETFs that are not actively managed do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an underlying ETF’s performance to not match the performance of its index. No underlying ETF fully replicates its index and may hold securities not included in the index.  Therefore, there is a risk that the investment strategy of the underlying ETF manager may not produce the intended results. Moreover, there is the risk that an underlying ETF may value certain securities at a price higher than that at which it can sell them.

Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an underlying ETF may be different from the net asset value of such underlying ETF (i.e., an underlying ETF may trade at a discount or premium to its net asset value). The performance of a fund that invests in such an underlying ETF could be adversely affected.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

More About The Funds’ Investments

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Portfolio turnover - Although a fund’s subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

Portfolio Holdings

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

The Investment Adviser And Subadvisers

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  For each fund, Sun Capital Advisers Trust (the “Trust”) and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  As of June 30, 2010, the adviser had total assets under management of approximately $54.3 billion.

The adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets.  The adviser employs an unaffiliated subadviser for each of these funds and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Rate Net Assets Schedule		Fees Paid for Fiscal Year Ending 12/31/09

SC BlackRock Large Cap Index Fund	$0- $500 million	0.350%	0.46%
	over $500 million	0.325%

SC BlackRock Small Cap Index Fund	$0- $500 million	0.375%	0.59%
	over $500 million	0.350%

SC BlackRock International Index Fund	$0- $500 million	0.400%	N/A*
	over $500 million	0.375%

SC Ibbotson Tactical Opportunities Fund	$0- $250 million	0.375%	N/A*
	next $250 million	0.360%
	next $250 million	0.340%
	next $250 million	0.320%
	over $1 billion	0.300%

* Fund is newly established.

The adviser has contractually agreed to limit its management fee and to reimburse certain of the nonmanagement expenses of each fund until at least the date indicated on the following chart. A fund’s management fees and these nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown in the following chart. The expense limits do not apply to any extraordinary expenses, as defined under accounting pronouncements and or as are determined from time to time by the independent trustees to be extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown in the following chart. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

The Investment Adviser And Subadvisers

Expense Limit for Initial Class Shares

Fund	Expense Limit	Expiration Date
SC BlackRock Large Cap Index Fund	0.50%	April 30, 2011
SC BlackRock Small Cap Index Fund	0.60%	April 30, 2011
SC BlackRock International Index Fund	0.60%	April 30, 2011
SC Ibbotson Tactical Opportunities Fund	0.50%	April 30, 2011

The Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving the SC BlackRock Large Cap Index Fund’s and the SC BlackRock Small Cap Index Fund’s investment advisory agreements when these Funds (formerly known as SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively) were managed by their previous subadvisers under a different strategy is available in the funds’ annual report to shareholders for the period ended December 31, 2009.  A discussion regarding the factors considered by the trustees of the Trust in approving the SC BlackRock International Index Fund’s and the SC Ibbotson Tactical Opportunities Fund’s investment advisory agreements and new subadvisory agreements will be available in the funds’ annual report to shareholders for the period ended December 31, 2010.

About the Subadvisers.  Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NY 08536 serves as subadviser to the Trust’s SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had $3.15 trillion of assets under management as of June 30, 2010. BlackRock, Inc. is an affiliate of The PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1999.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Tactical Opportunities Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of June 30, 2010, Ibbotson had assets under management of approximately $16.6 billion.

The Investment Adviser And Subadvisers

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC BlackRock Large Cap Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

SC BlackRock Small Cap Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

SC BlackRock International Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

SC Ibbotson Tactical Opportunities Fund (Jointly managed)	Peng Chen, Ph.D	2010	President, Ibbotson, since 1997.
	Scott Wentsel	2010	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2010	Vice President, Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2010	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).
	Larry Cao	2010	Senior Consultant, Ibbotson, since 2007. Equity Analyst with Morningstar, Inc. (2006-2007). Portfolio Manager and Senior Equity Analyst at Munder Capital Management (2002-2006).
	Jared Watts	2010	Senior Consultant, Ibbotson since 2006. Investment Manager at Allstate Financial (2002-2006).

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

Purchase And Redemption And Other Information

Buying and Redeeming Initial Class Shares.  The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund each sell their Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to affiliated “fund of funds” within the Trust (the “SC Ibbotson Funds”). The SC Ibbotson Tactical Opportunities Fund sells its Initial Class shares at NAV solely to the SC Ibbotson Funds.  Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Each Fund other than SC Ibbotson Tactical Opportunities Fund: variable contract owners will receive the NAV next calculated after the insurance company receives their orders, provided the insurance company transmits the orders timely to the fund. Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

SC Ibbotson Tactical Opportunities Fund: when transacting in shares of the SC Ibbotson Tactical Opportunities Fund, the SC Ibbotson Funds will receive the NAV next calculated after the SC Ibbotson Tactical Opportunities Fund receives their orders.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund each sell their shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, these funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Purchase And Redemption And Other Information

Small cap securities may not trade every day or may not trade frequently through a trading day. To the extent that SC BlackRock Small Cap Index Fund invests primarily in small cap securities, the fund may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Initial Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Each fund declares and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Special Considerations for Variable Products Funds

Investments by Variable Product Separate Accounts in Shares of Certain Funds. The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund will each sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer each of these funds as investment options.

Conflicts Between Certain Funds’ Investors. The interests of owners of different variable contracts investing in each of the SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that these funds may offer their shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the Initial Class shares of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table relating to calendar years ending on or before December 31, 2009 is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm.  The funds’ financial statements relating to calendar years ending on or before December 31, 2009 were audited by [                                      ], an independent registered public accounting firm. The information for the semiannual period from January 1, 2010 to June 30, 2010 has not been audited and is included in these funds’ semiannual report dated June 30, 2010.  Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower. The information below relates to the operations of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund when each was managed by a previous subadviser employing an actively managed investment strategy.  SC Ibbotson Tactical Opportunities Fund and SC BlackRock International Index Fund are newly organized and have no financial history.

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund) Initial Class Shares
		Years Ended December 31,
	2010*	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period	$ 8.04	$ 6.70	$ 10.77	$ 12.37	$ 10.47	$ 12.47
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.05†	0.11†	0.04	0.12	0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.43)	1.30	(4.03)	(0.84)	1.93	(0.09)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations	(0.38)	1.41	(3.99)	(0.72)	2.10	(0.07)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income	—	(0.07)	(0.05)	(0.10)	(0.16)	(0.02)
Net realized gain on investments	—	—	(0.03)	(0.78)	(0.04)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions	—	(0.07)	(0.08)	(0.88)	(0.20)	(1.93)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period .	$ 7.66	$ 8.04	$ 6.70	$ 10.77	$ 12.37	$ 10.47
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)	(4.73)%	21.09%	(37.06)%	(5.81)%	20.07%	(0.72)%
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s).	$ 97,818	$ 70,638	$ 8,366	$ 5,544	$ 6,183	$ 5,505
Ratios to average net assets:
Net expenses (a)(c)(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.92%	1.13%	2.08%	1.81%	2.47%	2.74%
Net investment income (loss) (a)(c)(d).	1.31%	1.55%	1.39%	0.89%	1.47%	0.15%
Portfolio turnover rate .	55%	109%	189%	63%	135%	114%
____________________
*	For the six months ended June 30, 2010 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.  Total returns for periods of less than one year are annualized.

(c)	Such percentages are after advisory fee waivers and expense reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Main Street Small Cap Fund) Initial Class Shares
		Years Ended December 31,
	2010*	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period	$ 10.58	$ 7.74	$ 12.98	$ 15.02	$ 13.79	$ 15.21
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02†	0.04†	0.03	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments	(0.17)	2.81	(4.82)	(0.23)	1.82	0.57
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations.	(0.15)	2.85	(4.79)	(0.18)	1.83	0.58
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income	—	(0.01)	(0.03)	—	—	—
Net realized gain on investments.	—	—	(0.42)	(1.86)	(0.60)	(2.00)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions	—	(0.01)	(0.45)	(1.86)	(0.06)	(2.00)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period .	$ 10.43	$ 10.58	$ 7.74	$ 12.98	$ 15.02	$ 13.79
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)	(1.42)%	36.77%	(37.99)%	(1.44)%	13.60%	4.33%
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s).	$ 44,126	$ 48,950	$ 38,435	$ 72,741	$ 87,215	$ 86,949
Ratios to average net assets:
Net expenses (a)(c)(d) .	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d) .	1.03%	1.21%	1.29%	1.38%	1.42%	1.10%
Net investment income (loss) (a)(c)(d).	0.36%	0.45%	0.21%	0.31%	0.02%	0.03%
Portfolio turnover rate .	25%	132%	126%	126%	206%	58%
____________________
*	For the six months ended June 30, 2010 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Such percentages are after advisory fee waivers and expense reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

Additional Information About The Indices

Appendix A
Additional Information About the Indices

MSCI-EAFE Index

The MSCI-EAFE Index tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

S&P 500 Index

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the investments of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively) is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected these funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at
www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                [                                      ]

Principal Underwriter                                                                                                Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                                           State Street Bank and Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

Sun Capital Advisers Trust

Prospectus – [ ], 2010
Service Class Shares

Specialty Funds
SCSM BlackRock Large Cap Index Fund Ticker - SOCSX
SCSM BlackRock Small Cap Index Fund Ticker - SCOMX
SCSM BlackRock International Index Fund Ticker - ____

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Financial Company, serves as investment adviser to Sun Capital Advisers Trust

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Summaries	1
Specialty Funds
SCSM BlackRock Large Cap Index Fund	1
SCSM BlackRock Small Cap Index Fund	5
SCSM BlackRock International Index Fund	9

More About the Funds’ Investments	12

Portfolio Holdings	14

The Investment Adviser and Subadviser	15
About the Adviser	15
About the Subadviser	16
About BlackRock Financial Management, Inc.	16
About the Portfolio Manager	17

Purchase, Redemption and Other Information	18
Buying and Redeeming Service Class Shares	18
Excessive and Short-term Trading	18
Automatic Transactions	19
Valuation of Shares	19
Dividends and Distributions	19
Taxes	19

Special Considerations for Variable Products Funds	20

Financial Highlights	21

Appendix A: Additional information about the indices	A-1

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

Fund Summary
SCSM BlackRock Large Cap Index Fund (formerly SCSM Oppenheimer Large Cap Core Fund)

Investment Goal
To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.35%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses2	1.10%
Fee and Expense Reimbursement	(0.35)%
Net Annual Fund Operating Expenses3	0.75%

1The Annual Fund Operating Expenses table has been restated to reflect current fees and expenses.
2Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
3Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 96	$ 334	$ 591	$ 1,326

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, when the fund utilized an active management strategy, the fund’s portfolio turnover rate was 109% of the average value of its portfolio. Consistent with its current passive index strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of June 30, 2010, the market capitalization of companies in the S&P 500 was

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

between $1.01 billion and $291.8 billion. The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments linked to the S&P 500. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy.  The performance result presented in the following charts, therefore, do not reflect the fund’s current strategy.

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

Year-by-year total returns for Service Class shares
(Full calendar years since February 1, 2004 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	20.85%	(3.28)%	(0.72)%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	1.81%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from a large capitalization strategy to a passive index fund strategy.

Fund Summary
SCSM BlackRock Large Cap Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summary
SCSM BlackRock Small Cap Index Fund (formerly SCSM Oppenheimer Main Street Small Cap Fund)

Investment Goal
To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.38%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.04%
Fee and Expense Reimbursement	(0.19)%
Net Annual Fund Operating Expenses2	0.85%

1The Annual Fund Operating Expenses table has been restated to reflect current fees and expenses.
2Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 97	$ 322	$ 566	$ 1,263

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, when the fund utilized an active management strategy, the fund’s portfolio turnover rate was 132% of the average value of its portfolio. Consistent with its current passive index strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000.  As of [    ], the market capitalization of companies in the Russell 2000 was between $[   ] and $[   ]. The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser will not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000.  The subadviser may also invest in derivative instruments linked to the Russell 2000. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy.  The performance results presented in the following charts, therefore, do not reflect the fund’s current strategy.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	36.50%	(4.93)%
Russell 2000® Index (reflects no deduction for fees or expenses)	27.17%	(3.99)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from a small capitalization strategy to a passive index fund strategy.

Fund Summary
SCSM BlackRock Small Cap Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summary
SCSM BlackRock International Index Fund

Investment Goal
To match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.40%
Distribution (12b-1) Fee	0.25%
Other Expenses1	1.12%
Total Annual Fund Operating Expenses	1.77%
Fee and Expense Reimbursement	(0.92)%
Net Annual Fund Operating Expenses2	0.85%

1Other Expenses are based on estimated amounts for the current fiscal year.
2Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years
$ 137	$ 516

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. The fund does not have a portfolio turnover rate at this time because it is newly organized and has no shares outstanding.

Principal Investments and Strategies
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index (or portions thereof). The fund may change its target index if the fund’s subadviser believes a different index would better enable the fund to match the performance of the market segment represented by the current index.

Fund Summary
SCSM BlackRock International Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or derivatives or other instruments whose price is linked to the value of common stock. The fund may also invest in derivative instruments linked to the MSCI EAFE Index and corresponding countries within the Index. The subadviser will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform its index or other investments if any of the following occurs:

•	Foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of instruments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments

•	The value of dividends paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Fund Performance
Performance information is not yet provided because the fund had not yet commenced operations as of the date of this prospectus.

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Investment Management, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Edward Corallo	Managing Director	2010

Fund Summary
SCSM BlackRock International Index Fund (continued)

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

More About The Funds’ Investments

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Emerging Markets	Derivative Contracts
SC BlackRock Large Cap Index Fund	x	x	x			x
SC BlackRock Small Cap Index Fund	x	x	x			x
SC BlackRock International Index Fund	x		x	x		x

	Exchange Traded Funds	Fixed Income Instruments	U.S. Government Securities	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC BlackRock Large Cap Index Fund	x		x		x	x
SC BlackRock Small Cap Index Fund	x		x		x	x
SC BlackRock International Index Fund	x		x		x	x

Notice of changes to fund policy - For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy.

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

More About The Funds’ Investments

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives.  If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.  Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

More About The Funds’ Investments

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the subadviser’s expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Portfolio turnover - Although a fund’s  subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

Portfolio Holdings

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

The Investment Adviser And Subadviser

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  For each fund, Sun Capital Advisers Trust (the “Trust”) and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  As of June 30, 2010, the adviser had total assets under management of approximately $54.3 billion.

The adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets.  The adviser employs an unaffiliated subadviser for each of these funds and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Rate Net Assets Schedule		Fees Paid for Fiscal Year Ending 12/31/09

SC BlackRock Large Cap Index Fund	$0- $500 million	0.350%	0.46%
	over $500 million	0.325%

SC BlackRock Small Cap Index Fund	$0- $500 million	0.375%	0.59%
	over $500 million	0.350%

SC BlackRock International Index Fund	$0- $500 million	0.400%	N/A*
	over $500 million	0.375%

* Fund is newly established.

The adviser has contractually agreed to limit its management fee and to reimburse certain of the nonmanagement expenses of each fund until at least the date indicated on the following chart. A fund’s management fees and these nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown in the following chart. The expense limits do not apply to any extraordinary expenses, as defined under accounting pronouncements and or as are determined from time to time by the independent trustees to be extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown in the following chart. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

The Investment Adviser And Subadviser

Expense Limit for Service Class Shares

Fund	Expense Limit	Expiration Date
SC BlackRock Large Cap Index Fund	0.75%	April 30, 2011
SC BlackRock Small Cap Index Fund	0.85%	April 30, 2011
SC BlackRock International Index Fund	0.85%	April 30, 2011

The Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving the SC BlackRock Large Cap Index Fund’s and the SC BlackRock Small Cap Index Fund’s investment advisory agreements when these Funds (formerly known as SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively) were managed by their previous subadvisers under a different strategy is available in the funds’ annual report to shareholders for the period ended December 31, 2009.  A discussion regarding the factors considered by the trustees of the Trust in approving the SC BlackRock International Index Fund’s investment advisory agreement and new subadvisory agreement will be available in the funds’ annual report to shareholders for the period ended December 31, 2010.

About the Subadviser.  The subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NY 08536 serves as subadviser to the Trust’s SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had $3.15 trillion of assets under management as of June 30, 2010. BlackRock, Inc. is an affiliate of The PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1999.

The Investment Adviser And Subadviser

About the Portfolio Manager. The adviser and subadviser have selected the following person to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC BlackRock Large Cap Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

SC BlackRock Small Cap Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

SC BlackRock International Index Fund	Edward Corallo	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

Purchase And Redemption And Other Information

Buying and Redeeming Service Class Shares.  The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund each sell their Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to affiliated “fund of funds” within the Trust (the “SC Ibbotson Funds”). Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners will receive the NAV next calculated after the insurance company receives their orders, provided the insurance company transmits the orders timely to the fund. Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund each sell their shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, these funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Purchase And Redemption And Other Information

Small cap securities may not trade every day or may not trade frequently through a trading day. To the extent that SC BlackRock Small Cap Index Fund invests primarily in small cap securities, the fund may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Each fund declares and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Special Considerations for Variable Products Funds

Investments by Variable Product Separate Accounts in Shares of Certain Funds. The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund will each sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer each of these funds as investment options.

Conflicts Between Certain Funds’ Investors. The interests of owners of different variable contracts investing in each of the SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that these funds may offer their shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the Service Class shares of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table relating to calendar years ending on or before December 31, 2009 is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm.  The funds’ financial statements relating to calendar years ending on or before December 31, 2009 were audited by [                                   ], an independent registered public accounting firm. The information for the semiannual period from January 1, 2010 to June 30, 2010 has not been audited and is included in these funds’ semiannual report dated June 30, 2010.  Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower. The information below relates to the operations of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund when each was managed by a previous subadviser employing an actively managed investment strategy.  The SC BlackRock International Index Fund is newly organized and has no financial history.

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund) Service Class Shares
	Years Ended December 31,
	2010*	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period	$ 8.25	$ 6.87	$ 11.03	$ 12.65	$ 10.70	$ 12.72
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.04†	0.10†	0.10	0.08	0.12	(0.00)(e)
Net realized and unrealized gain (loss) on investments	(0.45)	1.33	(4.19)	(0.84)	2.00	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations	(0.41)	1.43	(4.09)	(0.76)	2.12	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income	—	(0.05)	(0.04)	(0.08)	(0.13)	—
Net realized gain on investments	—	—	(0.03)	(0.78)	(0.04)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions	—	(0.05)	(0.07)	(0.86)	(0.17)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period .	$ 7.84	$ 8.25	$ 6.87	$ 11.03	$ 12.65	$ 10.70
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)	(4.97)%	20.85%	(37.15)%	(6.07)%	19.78%	(0.98)%
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s).	$ 12,811	$ 11,734	$ 4,974	$ 7,808	$ 5,262	$ 1,594
Ratios to average net assets:
Net expenses (a)(c)(d)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	1.17%	1.44%	2.34%	2.05%	2.62%	3.04%
Net investment income (loss) (a)(c)(d).	1.06%	1.37%	1.05%	0.63%	1.44%	(0.05)%
Portfolio turnover rate .	55%	109%	189%	63%	135%	114%
____________________
*	For the six months ended June 30, 2010 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee waivers and expense reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Main Street Small Cap Fund) Service Class Shares
	Years Ended December 31,
	2010**	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period	$ 10.45	$ 7.66	$ 12.85	$ 14.99	$ 15.56
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01†	0.02†	(0.00)(e)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(0.17)	2.78	(4.77)	(0.29)	0.04
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations.	(0.16)	2.80	(4.77)	(0.28)	0.03
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income	—	(0.01)	(0.00)(e)	—	—
Net realized gain on investments.	—	—	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions	—	(0.01)	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period .	$ 10.29	$ 10.45	$ 7.66	$ 12.85	$ 14.99
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)	(1.53)%	36.50%	(38.14)%	(2.11)%	0.48%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s).	$ 119,078	$ 134,819	$ 115,098	$ 105,377	$ 25
Ratios to average net assets:
Net expenses (a)(c)(d) .	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses (a)(d) .	1.28%	1.46%	1.55%	1.61%	1.82%
Net investment income (loss) (a)(c)(d).	0.11%	0.20%	0.04%	(0.06)%	(0.09)%
Portfolio turnover rate .	25%	132%	126%	126%	206%
____________________
*	For the period from May 1, 2006 (commencement of operations – Service Class Shares) through December 31, 2006.
**	For the six months ended June 30, 2010 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Such percentages are after advisory fee waivers and expense reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

Additional Information About The Indices

Appendix A
Additional Information About the Indices

MSCI-EAFE Index

The MSCI-EAFE Index tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

S&P 500 Index

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the investments of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund (formerly SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively) is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected these funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                [                                       ]

Principal Underwriter                                                                                                Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                                           State Street Bank and Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

SUN CAPITAL ADVISERS TRUST

Initial Class Shares	Service Class Shares
SCSM BlackRock Large Cap Index Fund Ticker: SOCIX	SCSM BlackRock Large Cap Index Fund Ticker: SOCSX
SCSM BlackRock Small Cap Index Fund Ticker: SCOSX	SCSM BlackRock Small Cap Index Fund Ticker: SCOMX
SCSM BlackRock International Index Fund Ticker: [ ]	SCSM BlackRock International Index Fund Ticker: [ ]
SCSM Ibbotson Tactical Opportunities Fund Ticker: [ ]

Initial Class and Service Class Shares

Statement of Additional Information

Subject to Completion, November 15, 2010

This statement of additional information (“SAI”) is not a prospectus. The financial statements of certain of the funds listed above for the fiscal year ended December 31, 2009 and the semi-annual period ended June 30, 2010 are incorporated by reference into this SAI.

To obtain a free copy of the funds’ Initial Class prospectus or, as applicable, the funds’ Service Class prospectus, each dated November 15, 2010, or a copy of the most recent annual or semi-annual report to shareholders, or to obtain information about other funds that are part of Sun Capital Advisers Trust, please visit www.suncapitaladvisers.com, or please contact your agent or the funds at:

Sun Capital Advisers Trust

 One Sun Life Executive Park

 Wellesley Hills, MA 02481

 Telephone: 1-800-432-1102 x3330

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement is effective. This Statement of Additional Information is not a prospectus.

Page
INTRODUCTION	[ ]
MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS	[ ]
•Investment Strategies and Risks	[ ]
•Securities in Which the Funds May Invest	[ ]
•Investment Restrictions	[ ]
•Portfolio Holdings	[ ]
THE FUNDS’ MANAGEMENT	[ ]
•Trustees and Officers	[ ]
• Board Leadership Structure	[ ]
•Trustee Qualifications	[ ]
•Trustee Compensation	[ ]
•Material Relationships of the Independent Trustees	[ ]
•The Investment Adviser	[ ]
•Terms of the Investment Advisory Agreements	[ ]
•The Investment Advisory Agreements	[ ]
•The Expense Limitations on Investment Advisory Agreements	[ ]
•The Subadvisers	[ ]
•Terms of the Subadvisory Agreements	[ ]
•Restrictions on Personal Trading	[ ]
•Allocation of Investment Opportunities	[ ]
•Proxy Voting Policies	[ ]
•Administrator	[ ]
•Transfer Agent	[ ]
•Custodian	[ ]
•Independent Registered Public Accounting Firm	[ ]
PORTFOLIO MANAGERS	[ ]
•Potential Conflicts of Interest Concerning Portfolio Managers	[ ]
•BlackRock Investment Management, LLC	[ ]
Other Accounts Managed by Portfolio Managers— BlackRock ………………………………………
•Ibbotson Associates, Inc.	[ ]
Other Accounts Managed by Portfolio Managers—Ibbotson …………………………………………
•All Funds	[ ]
Share Ownership by Portfolio Managers	5[ ]
PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN	[ ]
•Principal Underwriter	[ ]
•Distribution and Service Plan (Service Class Only)	[ ]
INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION	[ ]
•Description of the Trust’s Shares	[ ]
MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES	[ ]
TAXES	[ ]
BROKERAGE ALLOCATION	[ ]
FINANCIAL STATEMENTS	[ ]
APPENDIX A—Proxy Voting Policies and Procedures	A-1

INTRODUCTION

Each of the funds is a series of Sun Capital Advisers Trust, an investment company registered under the Investment Company Act of 1940, as amended.  Other funds of the Trust are described in a separate statement of additional information.

Each fund other than SC Ibbotson Tactical Opportunities Fund serves as investment options under variable annuity and variable life insurance contracts issued by separate accounts of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and affiliated insurance companies.

SC Ibbotson Tactical Opportunities Fund is not available for investment by contract owners but serves exclusively as an investment option for SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund, other funds of the Trust.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks. Each fund’s principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

•
BlackRock Large Cap Index Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies.  For purposes of this fund, large capitalization companies are considered to be those having a market capitalization, at the time this fund makes an investment, within the range of the market capitalization of the companies in the S&P 500 Index (Effective November 15, 2010, the fund’s strategy changed from an active management large capitalization strategy to a passive index strategy).

•
BlackRock Small Cap Index Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies.  For purposes of this fund, small capitalization companies are considered to be those having a market capitalization, at the time this fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000 Index (Effective November 15, 2010, the fund’s strategy changed from an active management small capitalization strategy to a passive index strategy.

•
BlackRock International Index Fund is normally invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index (or portions thereof).

•
Ibbotson Tactical Opportunities Fund is a “Fund-of-ETFs” which normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of exchange-traded funds.

The BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund and Ibbotson Tactical Opportunities Fund will provide written notice to its shareholders at least 60 days prior to any change in its 80% investment policy, as described above. Compliance with the 80% investment policy is measured at the time of investment.

The BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund and BlackRock International Index Fund are diversified mutual funds. This means that with respect to 75% of each fund’s total assets, the fund may not invest more than 5% of its total assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies.

The Ibbotson Tactical Opportunities Fund is not diversified and may invest without regard to such limits. This means that the net asset value of the Ibbotson Tactical Opportunities Fund may be more volatile because the Fund’s portfolio may be invested in fewer securities and the Fund may be more sensitive to events affecting the value of these securities. However, the Ibbotson Tactical Opportunities Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), (see discussion under the caption, Taxes). Satisfying these diversification tests may limit the Ibbotson Tactical Opportunities Fund’s volatility risk.

Securities in Which the Funds May Invest Directly or Indirectly.

The following is a description of the securities and other investments in which the funds may invest, as well as derivatives contracts and practices they may utilize in pursuing their investment objectives.

In the case of the SC Ibbotson Tactical Opportunities Fund, which invests substantially all its assets in ETFs, the following provides a description of these securities or investments in which these ETFs may invest and the derivative instruments and practices they may utilize.

Equity and Equity-like Securities.

Common shares. Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company’s organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates.

Alternative equity securities.  Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred shares.

Convertible securities. Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights.  Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts (“REITs”).  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although no fund invests directly in real estate, a fund could invest primarily in real estate equity securities and concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Any fund that invests in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry in general include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, a fund’s receipt of rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns may adversely affect its ability to retain its tax status as a regulated investment company. Investments by a fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Foreign securities.  A fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs.  American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between available information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. Although growing in volume, foreign markets usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign markets than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Other investment companies.  A fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). With certain exceptions, the 1940 Act generally: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate. However, certain rules and exemptions under the 1940 Act permit a fund to invest a greater portion of its assets in other investment companies, such as money market funds, subject to certain conditions. A fund that holds securities of other investment companies will bear its pro rata share of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations.

Exchange-traded funds. (“ETFs”)  A fund may invest in ETFs. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that generally hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector-specific or international. Broad-based ETFs, such as Standard & Poor’s Depositary Receipt Shares (“SPDRs”), track a broad group of stocks from different industries and market sectors. HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group. International ETFs track a group of stocks from a specific country or groups of countries.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. The SC Ibbotson Tactical Opportunities Fund will rely on exemptive orders obtained by ETFs to allow it to invest all of its assets in underlying ETFs.  ETFs are subject to certain risks, including: (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Typically, ETF programs bear indirectly these expenses in addition to their own operational expenses, which are deducted from the dividends paid to investors. To the extent that a fund invests in ETFs, the fund must bear these expenses in addition to the expenses of its own operation.

Exchange-traded notes. ("ETNs") A fund may invest in ETNs.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are based on the performance of a particular market index or other reference asset minus applicable fees. ETNs are listed on an exchange and trade in the secondary market. However, an ETN can also be held until maturity, at which time the issuer pays a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. ETNs do not make periodic coupon payments and principal typically is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in applicable interest rates, the performance of the market index or other reference asset, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the market index or other reference asset. The market value of ETN shares may differ from their market index or reference asset. This difference may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index or other reference asset that the ETN seeks to track. ETNs also incur certain expenses not incurred by their applicable index or reference asset. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable index.

Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, therefore, may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater.

Bank and corporate obligations.  Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation to the extent of $250,000 per depositor per bank through December 31, 2013, after which time limits are subject to change.

Repurchase agreements.  In a repurchase agreement, a fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund’s 15% limit on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund’s custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities previously expected to be repurchased, difficulty enforcing its rights to the collateral, declining values of the underlying securities, limited access to income during this period, and the expense of enforcing its rights.

Reverse repurchase agreements.  A fund may also enter into reverse repurchase agreements, which involve the sale of securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest,” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund’s total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.

Restricted and illiquid securities.  A fund may purchase securities that are not registered (restricted securities) under the 1933 Act, including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets in illiquid investments. The trustees have adopted guidelines and delegated to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Forward commitment and when-issued securities. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices.  A fund may purchase and write (“sell”) call and put options on any securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by: (i) segregating cash or liquid securities with a value at least equal to a fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. A written call option on securities is typically covered by segregating the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund’s portfolio securities.

A fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser or subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

 Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser or subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser’s or subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts.  To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund’s portfolio securities.

If, in the opinion of the adviser or applicable subadviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of these futures contracts, the adviser or subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets. By writing a call option, a fund becomes obligated, in exchange for the premium to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions only in accordance with regulations of the CFTC, which permit principals of a company registered under the 1940 Act to engage in such transactions without registering as commodity pool operations pursuant to an exemption. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or purchased to protect the fund against an increase in the price of securities it intends to purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate cash or liquid securities in an amount equal to the underlying value of such contracts and options.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by segregating liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to segregate liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any (its daily net liability) rather than the market value of the futures contract. By segregating assets equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Foreign currency transactions.  A fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency contracts as an investment to enhance return, as a hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward foreign currency contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser or subadviser.

If a fund purchases a forward foreign currency contract or sells a forward foreign currency contract for non-hedging purposes, such as to enhance return, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund’s total assets committed to the consummation of the forward foreign currency contract. The segregated assets will be valued at market daily and if the value of the segregated assets declines, additional cash or securities will be segregated so that the value of the segregated assets will be equal to the amount of the fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively undeveloped, and a fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser or subadviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars.  As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated derivative instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will segregate cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Total Return Swap Agreements.  A fund may use total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.  Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.  Total return swap agreements may add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.  Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund under the contract.  Swap agreements also bear the risk that the fund will not be able to meet its obligations to the counterparty.

Generally, funds enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments).  When a total return swap is entered into on a net basis, the net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess is generally segregated by such fund.  If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations is accrued on a daily basis, and the full amount of the fund’s obligations is usually segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

Fixed-income securities.  Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund’s fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized credit rating agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party, or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security, thus affecting positively or negatively the return realized by the fund.

The duration of an individual portfolio security is a measure of the security’s price sensitivity to changes in interest rates taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody’s, S&P, Fitch and other rating agencies represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser or subadviser, on behalf of a fund, to sell the securities.

Inflation-indexed bonds.  A fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed and will fluctuate.  A fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

U.S. government securities. U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (“GNMA”)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), or (d) only the credit of the agency and a perceived “moral obligation” of the U.S. government. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount. Under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of interest and principal on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012.

Mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans, and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Investors in privately-issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to navigate the competence and integrity of these private originators and institutions. Privately, issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower on an underlying mortgage and liquidation of the collateral. Liquidity protection refers to the provision of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount owed by the borrower on the underlying mortgage. This protection may be provided through guarantees, insurance policies, letters of credit, various means of structuring the transaction or a combination of such approaches. The protection may be insufficient to cover all losses if the underlying mortgage borrowers default at a greater than expected rate.

Other mortgage-related securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-back securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Adjustable rate mortgage-backed securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than do more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. In addition, in order to prevent defaults by troubled mortgage borrowers, the owners or originators of ARMBSs may be forced to accept additional limits on interest rate increases that were not in the original mortgage terms. In either case, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustment rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for these securities is less established than for other fixed income securities. Accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Collateralized debt obligations. The funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as restricted securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this statement of additional information and the funds’ prospectuses, CDOs carry additional risks including, but not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have led to actual defaults and market losses on CDOs known as “special investment vehicles” or “SIVs.”

Asset-backed securities.  Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser or subadviser determines that the security is consistent with the fund’s investment objective and policies.

Temporary investments. For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating rate notes, repurchase agreements and other money market instruments. A fund may also hold significant amounts of its assets in cash.

Lending of securities.  A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. A fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the fund would call the loan. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover.  Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder’s return.

The BlackRock Large Cap Index Fund had a portfolio turnover rate of 109% in fiscal year 2009, and no unusual or extraordinary event made a material contribution, as compared to a portfolio turnover rate of 189% in fiscal year 2008, which was due to a restructuring of the portfolio in connection a subadviser change and the shift in investment strategy from “all capitalization” to “large capitalization” stocks, effective May 1, 2008.  Consistent with its current passive strategy effective November 15, 2010, after an initial portfolio transition to implement the strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

The BlackRock Small Cap Index Fund had a portfolio turnover rate of 132% in fiscal year 2009, due in part to a portfolio management changes and subsequent transition to the new management team’s desired portfolio, as compared to a portfolio had a turnover rate of 126% in fiscal year 2008.  It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%.  Consistent with its current passive strategy effective November 15, 2010, after an initial portfolio transition to implement the strategy, the fund’s portfolio turnover rate is expected to be substantially lower in future periods.

Custodial receipts and trust certificates.  The funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which the funds may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the funds could be required to assert through the custodian bank or trustee any rights against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the funds had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced by any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments with interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index, or some other interest rate or economic factor (each a “benchmark”) or the relative change in two or more benchmarks. The interest rate or even the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. The terms of the hybrid instrument may provide that in certain circumstances, no principal is due at maturity and, therefore, may result in the loss of the fund’s investments. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrued in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not necessarily bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. Hybrid instruments may also be less liquid and more difficult to accurately price than less complex fixed income investments. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the fund. Unless otherwise noted, no fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Short sales. A fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When a fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) segregate additional liquid assets so that the amount of collateral and segregated assets will together at least equal the value of securities sold short. No fund intends to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets. This percentage may be varied by action of the trustees. A short sale is “against the box” to the extent that the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of: (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1.
(a) BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund and Ibbotson Tactical Opportunities Fund only.  Invest 25% or more of its total assets in securities of issuers in any one industry. The United States government and its agencies or instrumentalities are not considered industries for purposes of this restriction.

(b) BlackRock International Index Fund only. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a series or fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

2.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3.
(a) BlackRock Large Cap Index Fund and BlackRock Small Cap Index Fund only. Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.

(b) BlackRock International Index Fund and Ibbotson Tactical Opportunities Fund only: Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, including loans and interests in loans, whether acquired upon original issuance or in secondary market transactions, and transactions in repurchase agreements.

4.	Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.
Purchase, sell or invest in real estate, but each fund, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and securities secured by real estate or interests therein, and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6.
Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as: forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, and floors.

7.
BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund only and BlackRock International Index Fund:  With respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

 The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1.	Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

2.	Make investments for the purpose of exercising control or management.

3.	Invest in other investment companies except as permitted under the 1940 Act, including exemptive orders issued by the SEC.

Portfolio Holdings. The board of trustees has adopted policies and procedures relating to disclosure of a fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the funds’ portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the funds’ portfolio holdings thirty (30) days after the end of the month. Such information will be made available on the adviser’s website at www.suncapitaladvisers.com and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request. In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and at the end of the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws.

Each fund may also make certain portfolio information available upon request. A fund may disclose the percentage breakdown of the fund’s investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) that do not specifically identify the fund’s portfolio securities.

The Trust’s Chief Compliance Officer and Chief Legal Officer, acting jointly, are authorized to approve the disclosure of a fund’s full or partial portfolio holdings prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree: (i) to limit use of that information to a stated business purpose which does not conflict with the interests of a fund’s shareholders, (ii) to use the information only for such authorized purpose, and (iii) not to trade on such information. Before approving any such arrangement, the Trust’s Chief Compliance Officer and Chief Legal Officer shall:  a) consider whether the arrangement presents any potential conflict between the interests of a fund’s shareholders, on the one hand, and the interests of the adviser, the fund’s principal underwriter, or any affiliated person of the fund, the adviser or the principal underwriter, on the other hand; and b) make a determination that the arrangement will not be detrimental to the interests of the fund’s shareholders.

The board of trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust’s Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust’s Chief Compliance Officer monitor compliance with the policy. None of the adviser, subadvisers or any fund receives any compensation or other consideration from these arrangements for the release of the funds’ portfolio holdings information.

Except as described above, a fund does not provide or permit others to provide information about the fund’s portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund’s service providers. These service providers include the adviser: Sun Capital Advisers LLC; the subadvisers: BlackRock Investment Management, LLC, Ibbotson Associates, Inc.; the Trust’s custodian and fund accounting agent: State Street Bank and Trust Company; principal underwriter: Clarendon Insurance Agency, Inc.; independent registered public accounting firm: [                                    ]; counsel to the Trust: Dechert LLP; counsel to the independent trustees: Ropes & Gray LLP; internal audit personnel of affiliates of the adviser; a printing or EDGAR filing vendor; and a proxy voting vendor or a corporate action processor, which generally need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality imposed by law and/or contract.

Furthermore, the adviser and BlackRock Investment Management, LLC provide portfolio holdings information to their service providers in the ordinary course of their business in managing client accounts, including the funds.

The adviser has an ongoing arrangement with Risk Metrics (formerly Institutional Shareholder Services (“ISS”)), which provides proxy voting services, and Interactive Data Corporation (“IDC”), which provides fair valuation and pricing of foreign equity securities. Risk Metrics receives portfolio holdings information from the adviser on a daily basis, and IDC receives portfolio holdings information from the adviser on a quarterly basis.

The subadvisers have the following ongoing arrangements:

BlackRock Investment Management, LLC has ongoing arrangements with certain entities to make available monthly and quarterly portfolio holdings information regarding certain funds that it manages, including: [                                                       ].

As of the date of this statement of additional information, Ibbotson has no ongoing arrangements with service providers to provide non-public portfolio holdings information regarding the funds.

THE FUNDS’ MANAGEMENT

Trustees and Officers. Each fund is a series of Sun Capital Advisers Trust, a Delaware statutory trust (the “Trust”). The business of the Trust and each fund is managed by the trustees. The trustees elect each fund’s officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds’ trustees and officers are also directors and/or officers of the adviser and directors and/or officers of one or more of its affiliates, each of which is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). During the fiscal year ended December 31, 2009, the board of trustees held four in-person meetings and one telephonic meeting.

The table below provides more information about the funds’ trustees and officers.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees
Michael P. Castellano c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1941 Trustee	Since February, 2005.	Retired.	22	None.
Dawn-Marie Driscoll c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee	Since June, 2007.	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute; Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute.	22	Trustee, DWS Funds Board (126 mutual funds) since 1987. Director, ICI Mutual since 2007.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees (continued)
William N. Searcy, Jr. c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee, Chairman of the Board	Trustee since October, 1998; Chairman since 2005.	Private Investor.	22	Trustee, DWS Funds Board (126 mutual funds) since 1993.
Interested Trustee
John T. Donnelly* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1958 President, Chief Executive Officer and Trustee	President, Chief Executive Officer and Trustee since May, 2009.	President, Chief Investment Officer and Manager, Sun Capital Advisers LLC since 2009. Senior Managing Director, Investment Operations for Sun Life Assurance Company of Canada (U.S.) since 2005. Associated with Sun Life Financial since 1981.	22
Director, Sun Life Insurance and Annuity Company of New York since 2008. Director, Sun Life Financial Global Funding II & III since 2006. Chairman and Director, Sun Life Investments LLC since 2005. Director, Sun Life Global Funding since 2004.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Officers
John W. Donovan* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 2001.	N/A	N/A
Richard R. Gable* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1970 Vice President	Since February, 2005; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2006. Associated with Sun Life Financial since 1998.	N/A	N/A
Diana R. Gonzalez* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1978 Assistant Secretary	Since May, 2008; Serves at the discretion of the Trustees.	Counsel, Sun Capital Advisers LLC since 2008. Senior Compliance Manager, Bank of America, 2006 – 2008. Senior Proxy Analyst, Fidelity Management & Research, Co., 2004 – 2006.	N/A	N/A
Andrew S. Harris* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1974 Chief Compliance Officer (“CCO”)	Since August 2010; Serves at the discretion of the Trustees.	Chief Compliance Officer, Sun Capital Advisers LLC since 2010. Fund Compliance Officer, SEI Investments 2008-2010. Director of Corporate Compliance, Nationwide Funds Group 2004-2008.	N/A	N/A
Lena Metelitsa* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1967 Chief Financial Officer and Treasurer	Since May, 2010; Serves at the discretion of the Trustees.
Senior Director, Sun Capital Advisers LLC since 2008. Associated with Sun Life Financial since 2005. Director in Alternative Investments Administration Group at Investors Bank and Trust Company, 2003-2005.
			N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Officers
Evan S. Moskovit* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1989.	N/A	N/A
Maura A. Murphy, Esq.* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1960 Chief Legal Officer and Secretary	Since October, 1998; Serves at the discretion of the Trustees.
Managing Director and General Counsel, since 2000, and Secretary since 1998, Sun Capital Advisers LLC. Assistant Vice President and Senior Counsel, Sun Life Assurance Company of Canada (U.S.). Associated with Sun Life Financial since 1998.
			N/A	N/A
Thomas V. Pedulla* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1966 Vice President	Since February, 2003; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1991.	N/A	N/A
Leo D. Saraceno* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1962 Vice President	Since November, 2001; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2001. Associated with Sun Life Financial since 1986.	N/A	N/A
Michael A. Savage* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1964 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 1993.	N/A	N/A
Ann B. Teixeira* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1941 AML Compliance Officer	Since April 2005; Serves at the discretion of the Trustees.	Anti-Money Laundering Compliance Officer, Sun Life Financial since 2005. Associated with Sun Life Financial since 1999.	N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Officers
Catherine Topouzoglou* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1968 Assistant Secretary	Since May, 2010; Serves at the discretion of the Trustees.	Senior Legal Consultant, Sun Capital Advisers LLC since 2010. Vice President and Compliance Manager at Natixis Global Asset Management, U.S., 2002-2005.	N/A	N/A
Susan J. Walsh* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1957 Assistant Treasurer	Since August 2000; Serves at the discretion of the Trustees.	Director since 2007, and Assistant Treasurer since 2000, Sun Capital Advisers LLC. Associated with Sun Life Financial since 1991.	N/A	N/A
Bonnie L. Ward* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1950 Vice President	Since May 2006; Serves at the discretion of the Trustees.	Director, Sun Capital Advisers LLC since 2004. Associated with Sun Life Financial since 1973.	N/A	N/A
Steven P. Wyman* One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1961 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1997.	N/A	N/A
*         An interested person of the Fund for purposes of Section 2(a)(19) of the 1940 Act as a result of such person’s employment with Sun Life or its affiliates.

None of the Trust’s trustees or officers has any arrangement with any other person pursuant to which he or she was selected as trustee or officer.

Board Leadership Structure.  The Board is responsible for the general oversight of the funds’ affairs and for assuring that each fund is managed in the best interests of the contract holders who allocate contract values to the funds.  The trustees regularly review each fund’s investment performance as well as the quality of other services provided to each fund by Sun Capital Advisers LLC (“Sun Capital”) and its affiliates.  At least annually, the trustees review and evaluate the fees and operating expenses paid by each fund for these services.  In carrying out these responsibilities, the trustees are assisted by the Trust’s independent registered public accountants, independent counsel and other experts as appropriate, selected by and responsible to the trustees.

Currently, three of the Trust’s four trustees are “independent trustees”, meaning that they are not considered “interested persons” of the funds or their investment advisers.  The independent trustees must vote separately to approve all financial arrangements and other agreements with Sun Capital and other affiliated parties.  The independent trustees meet regularly as a group in executive session without representatives of Sun Capital present.  William N. Searcy, Jr., an independent trustee, currently serves as Chairman of the Board and presides over meetings of the Board.

The Board has established an Audit Committee. The members of the Audit Committee are Michael P. Castellano (Chair), Dawn-Marie Driscoll and William N. Searcy, Jr., all of whom are independent trustees.  The Audit Committee reviews the funds’ financial and accounting controls and procedures, recommends the selection of the funds’ independent registered public accounting firm, reviews the scope of the funds’ audit, reviews the funds’ financial statements and audit reports, reviews the independence of the funds’ independent registered public accounting firm and approves fees relating to both audit and non-audit activities of the independent registered public accounting firm.  The Audit Committee held three meetings in the fiscal year ended December 31, 2009.

The Board has also established a Valuation Committee consisting of five members, including the three independent trustees.  The Valuation Committee members are Lena Metelitsa, John T. Donnelly, Michael P. Castellano, Dawn-Marie Driscoll, and William N. Searcy, Jr.  The Valuation Committee recommends valuation procedures to the full Board, and determines the value of securities held by the funds in certain cases where market quotations are not readily available or are considered unreliable.  Pursuant to Valuation Procedures adopted by the Board, the trustees have delegated general responsibility for day-to-day valuation functions to an Internal Pricing Committee, which must refer certain matters and provide certain reports to the Valuation Committee.   The Valuation Committee did not hold any meetings in the fiscal year ended December 31, 2009.

The Board has also established a Dividend Committee.  The members of the Dividend Committee are John T. Donnelly, Lena Metelitsa and Susan J. Walsh.  The Dividend Committee declares dividends necessary to meet federal income and excise tax requirements. The Dividend Committee held one meeting during the fiscal year ended December 31, 2009.

The Board has also established a Nominating and Governance Committee.  The members of the Nominating and Governance Committee are Dawn-Marie Driscoll (Chair), Michael P. Castellano and William N. Searcy, Jr., all of whom are independent trustees.  The Nominating and Governance Committee reviews the qualifications of candidates to serve as independent trustees and makes related recommendations to the Board.  The Committee also reviews and makes recommendations to the Board regarding fund governance-related matters, including board compensation practices, retirement policies, self-evaluations, possible conflicts of interest involving trustees, and committee structure and assignments.  The Committee also reviews matters related to the engagement of counsel for the Trust and the independent trustees.

The Nominating and Governance Committee will consider independent trustee candidates recommended by variable annuity or variable life insurance contract owners.  The Nominating and Governance Committee may take into account a wide variety of factors in considering Trustee candidates. All recommendations should be submitted in writing to the Secretary of the Trust.

Any submission by contract holders should include at a minimum the following information as to each individual proposed for election or re-election as an independent trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for the election of trustees and other information as required by the Nominating and Governance Committee.  Any such submission must also be submitted by such date and contain such other information as may be specified in the Trust’s By-laws. The Nominating and Governance Committee held two meetings in the fiscal year ended December 31, 2009.

Each committee may utilize the resources of the Trust’s counsel and auditors as well as other experts.  The committees meet as often as necessary, either in conjunction with regular meetings of the trustees or otherwise.  The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee.

Risk Oversight.  The Trust has retained Sun Capital as each fund’s investment adviser, and State Street Bank and Trust Company (“State Street”) as each fund’s administrator.  Sun Capital is responsible for the day-to-day management of the investment activities of certain funds and has delegated management of these activities with respect to certain other funds to a subadviser.  Sun Capital and the subadviser, as applicable, are primarily responsible for the management of the risks that arise from the relevant fund’s investments.  Sun Capital is responsible for overseeing the services provided by its personnel and by each subadviser, as applicable, including risk management.  Sun Capital is also responsible for overseeing the provision of services by State Street and the Trust’s other service providers, and the Board approves their respective contracts annually.

While risk management is primarily the responsibility of management, as well as certain of the Trust’s service providers, including subadvisers, the Board provides oversight of the services provided by Sun Capital, including risk management and oversight of the services provided by these parties.  In the course of providing that oversight, the Board receives a wide range of reports from Sun Capital, State Street and the subadvisers, including reports regarding each fund’s investment portfolio, the fund’s compliance with applicable laws, and the fund’s financial accounting and reporting.  The Board also meets periodically with the portfolio managers of each fund to receive reports regarding the management of the fund, including its investment risks. The Board also meets regularly with the Trust’s Chief Compliance Officer (including meetings in executive session) to receive reports regarding the compliance of each fund with the federal securities laws and the fund’s internal compliance policies and procedures.

The Board believes that its leadership structure is appropriate given the roles played by management and the committees of the Board in overseeing the operations of the Trust.  The Board believes that this committee structure allows the Board to focus effectively on the oversight of risk as part of its broader oversight of the funds' affairs.  The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the funds’ investment manager and administrator how it monitors and controls such risks.

Trustee Qualifications.  The following provides an overview of the considerations that led the Board to conclude that each individual serving as a trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 1998.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to attend and actively participate in meetings, and to work effectively with the other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the funds, were a significant factor in the determination that the individual should serve as a trustee of the Trust.  Each trustee’s recent prior professional experience is summarized in the table above.

In certain cases, additional considerations contributed to the Board’s conclusion that an individual should serve on the Board.  For example, the Board also considered, among other factors, the particular attributes described below with respect to the various individual trustees:

Michael Castellano – Mr. Castellano’s professional training and experience as Corporate Controller of two major financial services companies, his related accounting and financial expertise, and his experience as a director on other corporate boards.

John Donnelly – Mr. Donnelly’s experience as a senior executive in various parts of Sun Life Financial, including his current service as President, Chief Investment Officer and Manager of Sun Capital Advisers LLC.

Dawn-Marie Driscoll -- Ms. Driscoll’s professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute and her experience as a director of another substantial mutual fund complex.

William N. Searcy, Jr. -- Mr. Searcy’s experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions, and his experience as a director of another substantial mutual fund complex.

Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2009.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael P. Castellano	N/A	None	None
Dawn-Marie Driscoll	N/A	None	None
William N. Searcy, Jr.	N/A	None	None
James M.A. Anderson*	N/A	None	None
John T. Donnelly**	N/A	None	None

*	Retired as Trustee effective May 2009. An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.
**	Elected as Trustee effective May 2009. An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The SC Ibbotson Tactical Opportunities Fund sells its shares directly to other funds.  As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors, including the trustees. Shares of the funds are offered exclusively through variable contracts and to other funds. As of December 31, 2009, the trustees and officers of the Trust as a group owned none of the outstanding shares of beneficial interest in any of the funds constituting series of the Trust as of such date.

Trustee Compensation. The Trust pays the trustees who are not interested persons of the Trust or the adviser for their service as trustees. From January 1, 2009 to July 1, 2010, the trustees who were not affiliated as an officer or employee of the adviser or any of its affiliates each received from the Trust a base annual compensation of $67,000, with an additional 25% of base compensation being paid to the Independent Chairman of the Board (Mr. Searcy), an additional 15% of base compensation being paid to the Chairman of the Audit Committee (Mr. Castellano), and an additional 10% of base compensation being paid to the Chairman of the Nominating and Governance Committee (Ms. Driscoll).  During this period, the unaffiliated trustees were also entitled to receive a $1,500 fee for attendance at certain telephonic trustee meetings. The trustees who are officers or employees of the adviser or its affiliates in the Sun Life Financial group of companies are not paid by the Trust for their service as trustees.

Effective July 1, 2010, the trustees who are not affiliated as an officer or employee of the adviser or any of its affiliates each receive from the Trust a base annual compensation of $80,000, with an additional 25% of base compensation being paid to the Independent Chairman of the Board (Mr. Searcy), an additional 15% of base compensation being paid to the Chairman of the Audit Committee (Mr. Castellano), and an additional 10% of base compensation being paid to the Chairman of the Nominating and Governance Committee (Ms. Driscoll).  The unaffiliated trustees will no longer receive fees for telephonic meetings.

The following table sets forth the total fees which were paid to the trustees by the Trust as of the funds’ fiscal year ended December 31, 2009.

Name of Independent Trustee	Aggregate Compensation Received From the Funds1	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex1
Michael P. Castellano	$ 77,050	$ 0	$ 0	$ 77,050
Dawn-Marie Driscoll	$ 73,700	$ 0	$ 0	$ 73,700
William N. Searcy, Jr. 2	$ 83,750	$ 0	$ 0	$ 83,750

1	As of the date of this SAI, there are 22 funds in the fund complex.
2
Mr. Searcy’s aggregate compensation received from the funds for the fiscal year ended December 31, 2009 includes $20,938 earned in fiscal 2009, but for which he elected to defer payment until January 1, 2010.

Material Relationships of the Independent Trustees. For purposes of the statements below: the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser. For example, the related funds include all of the funds of the Trust.

As of December 31, 2009, none of the independent trustees, nor any of the members of their immediate families, owned beneficially or of record any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years of 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “fund-related party”): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2008 and 2009, none of the independent trustees, nor any members of their immediate families, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of: (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting services.

During the calendar years 2008 and 2009, none of the independent trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital, or (vi) any other entity in a control relationship to the Trust.

The Investment Adviser. Sun Capital Advisers LLC, the funds’ investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (“Sun Life Financial”), located at 150 King Street, West, Toronto, Ontario, M5H 1J9. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser is a Delaware limited liability company and a registered investment adviser.

Terms of the Investment Advisory Agreements.

Each fund has entered into an investment advisory agreement with the adviser which was approved by the fund’s trustees. Under the terms of each agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. For each of the funds, the adviser has engaged a subadviser to perform its investment management duties.  The adviser has entered into agreements with Sun Life Financial (U.S.) Services Company, Inc. and Sun Life (U.S.) to utilize the resources and personnel of those companies.

The Investment Advisory Agreements.

Each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust; (iv) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders’ and trustees’ meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the trustees; (ix) if applicable, any distribution fees paid by the Trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the Trust who are not affiliated with or interested persons of the adviser or the Trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

 Each of these funds pays a fee monthly to the adviser for its advisory services equal on an annual basis to a stated percentage of its average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC BlackRock Large Cap Index Fund	All	0.70%
SC BlackRock Small Cap Index Fund	$0 to $400 million above $400 million to $800 million over $800 million	0.80% 0.75% 0.70%
SC BlackRock International Index Fund	$0-$500 million over $500 million	0.400% 0.375%
SC Ibbotson Tactical Opportunities Fund	$0 to $250 million above $250 to $500 million above $500 to $750 million above $750 million to $1 billion over $1 billion	0.375% 0.360% 0.340% 0.320% 0.300%

Effective November 15, 2010, the adviser is contractually reducing its fees for its advisory services provided to SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund.  These funds will pay a fee monthly to the adviser for its advisory services equal on an annual basis to a stated percentage of its average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC BlackRock Large Cap Index Fund	First $500 million over $500 million	0.350% 0.325%
SC BlackRock Small Cap Index Fund	First $500 million over $500 million	0.375% 0.350%

The following table shows the total advisory fee each fund paid to the adviser for the past three fiscal years.

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC BlackRock Large Cap Index Fund*	$ 197,445	$ 0	$ 0
SC BlackRock Small Cap Index Fund*	$ 966,939	$ 869,866	$ 531,466
SC BlackRock International Index Fund**	N/A	N/A	N/A
SC Ibbotson Tactical Opportunities Fund**	N/A	N/A	N/A

*
Effective November 15, 2010, the fund changed its strategy from that of active to passive management.  The figures in the table represent advisory fees waived by the adviser pursuant to the fund’s prior active management fee schedule.

**	The fund commenced operations on November 15, 2010.

The Expense Limitations.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The adviser has contractually agreed not to impose all or a portion of its advisory fees and to reimburse certain of each fund’s ordinary non-management expenses to limit certain other ordinary operating expenses to the amounts shown in the table below. The expense limits do not apply to compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties, legal fees and expenses of counsel to the independent trustees, premiums related to liability insurance dedicated to the independent trustees, fees and expenses related to the electronic delivery of Board materials, any extraordinary expenses, as defined under accounting pronouncements and or as are determined from time to time by the independent trustees to be extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund may incur.  The adviser has contractually agreed to maintain the expense limits until at least April 30, 2011 for BlackRock Large Cap Index Fund and BlackRock Small Cap Index Fund and at least April 30, 2012 for BlackRock International Index Fund and Ibbotson Tactical Opportunities Fund.  To the extent that a fund’s total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived during the prior two fiscal years.

Fund	Contractual Expense Limitation
	Initial Class	Service Class
SC BlackRock Large Cap Index Fund	0.50%	0.75%
SC BlackRock Small Cap Index Fund	0.60%	0.85%
SC BlackRock International Index Fund	0.60%	0.85%
SC Ibbotson Tactical Opportunities Fund	0.50%	N/A

For the periods ended December 31, 2009, 2008 and 2007, the advisory fees due to the adviser that were waived by the adviser are shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC BlackRock Large Cap Index Fund*	$ 101,347	$ 79,514	$ 94,694
SC BlackRock Small Cap Index Fund*	$ 333,805	$ 522,271	$ 462,105

*
Effective November 15, 2010, the fund changed its strategy from that of active to passive management.  The figures in the table represent advisory fees waived by the adviser pursuant to the fund’s prior active management fee schedule.

Absent these fee waivers, the advisory fees for the past three fiscal years would have been as shown in the following table:

Fund	Fiscal Year Ended December 31,
	2009	2008	2007
SC BlackRock Large Cap Index Fund*	$ 298,792	$ 79,514	$ 94,694
SC BlackRock Small Cap Index Fund*	$ 1,300,744	$ 1,392,137	$ 993,571

*
Effective November 15, 2010, the fund changed its strategy from that of active to passive management.  The figures in the table represent advisory fees applicable to the fund’s prior active management fee schedule.

Pursuant to the investment advisory agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment advisory agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment advisory agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund’s investment advisory agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

Each investment advisory and each investment advisory agreement will continue in effect from year to year for each fund (in the case of the SC BlackRock International Index Fund and SC Ibbotson Tactical Opportunities Fund, after an initial two year term) if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. Each investment advisory agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The Trust and the adviser have engaged the services of subadvisers to assist with the portfolio management of each of the funds.  The subadvisers and the funds for which they serve as subadviser are described below.  Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser. Additional information about each subadviser is set forth in the prospectus.

BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NY 08536 serves as subadviser to the Trust’s SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had $3.15 trillion of assets under management as of June 30, 2010. BlackRock, Inc. is an affiliate of The PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1999.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to SC Ibbotson Tactical Opportunities Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of June 30, 2010, Ibbotson had assets under management of approximately $16.6 billion.

Terms of the Subadvisory Agreements.

For each subadvised fund, the subadviser has entered into a subadvisory agreement with the adviser and the Trust on behalf of the fund (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The subadviser is responsible for providing the subadvised fund with advice concerning the investment management of that fund’s portfolio. This advice must be consistent with the investment objectives and policies of the subadvised fund. The subadviser determines what securities shall be purchased, sold or held for the subadvised fund and what portion of the fund’s assets are held uninvested.

The adviser pays each subadviser out of its own resources; none of the subadvised funds has an obligation to pay the subadviser. Each subadviser’s subadvisory fee rate is based on a stated percentage of each subadvised fund’s average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC BlackRock Large Cap Index Fund*	$0 to $200 million Next $200 million Thereafter	0.040% 0.030% 0.020%
SC BlackRock Small Cap Index Fund*	$0 to $200 million Next $200 million Thereafter	0.060% 0.045% 0.035%
SC BlackRock International Index Fund**	$0 to $200 million Next $200 million Thereafter	0.080% 0.050% 0.040%
SC Ibbotson Tactical Opportunities Fund***	$0 to $100 million Over $100 million to $750 million Over $750 million	0.450% 0.400% 0.350%

*	Subject to a minimum annual fee of $100,000. The fund will have no obligation to pay any portion of that balance.
**	Subject to a minimum annual fee of $150,000. The fund will have no obligation to pay any portion of that balance.
***	Subject to a minimum annual fee of $200,000. The fund will have no obligation to pay any portion of that balance.

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to its subadviser for the past three fiscal years.

Fund	2009	2008	2007
SC BlackRock Large Cap Index Fund*	$ 106,711	$ 18,212	N/A
SC BlackRock Small Cap Index Fund**	$ 650,372	$ 696,069	$ 496,785

*
Until November 15, 2010, OppenheimerFunds, Inc. was the subadviser to the fund.  The fees provided in the table were paid to Oppenheimer Funds, Inc., not BlackRock Investment Management, LLC.  Until May 1, 2008, the adviser served the fund directly.  The fees provided for 2007 were paid to the adviser, not Oppenheimer Funds, Inc.

**	Until November 15, 2010, OppenheimerFunds, Inc. was the subadviser to the fund. The fees provided in the table were paid to Oppenheimer Funds, Inc., not BlackRock Investment Management, LLC.

Each subadvisory agreement provides that the subadviser is responsible for bearing its own costs of providing services to a subadvised fund. Each subadviser will not be responsible for: (i) the subadvised fund’s legal, auditing and accounting expenses; (ii) expenses of maintenance of the subadvised fund’s books and records other than those required to be maintained by the subadviser, including computation of the subadvised fund’s daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the subadvised fund; (iv) fees of the subadvised fund’s custodians, transfer agents, registrars or other agents; (v) expenses of preparing the subadvised fund’s share certificates; (vi) expenses relating to the redemption or repurchase of the subadvised fund’s shares; (vii) expenses of registering and qualifying the subadvised fund’s shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to subadvised fund investors (except that each subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the subadviser or a change in the portfolio manager or managers assigned by the subadviser to manage the subadvised fund); (ix) cost of subadvised fund stationery; (x) costs of trustee, shareholder and other meetings of the Trust or the subadvised fund (except that each subadviser will be responsible for costs necessitated by any change of control of the subadviser); (xi) traveling expenses of officers, trustees and employees of the Trust or the subadvised fund; (xii) fees of the Trust’s trustees and salaries of any officers or employees of the Trust or the subadvised fund; and (xiii) the subadvised fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust or the subadvised fund and their officers and trustees.

Under each subadvisory agreement, the subadviser is responsible for making specific decisions to buy and sell securities for the subadvised fund. In the case of each fund, other than the SC Ibbotson Tactical Opportunities Fund, the subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.  For Ibbotson Tactical Opportunities Fund, Sun Capital will select broker-dealers and place orders for shares of  the underlying exchange-traded funds.

Under each of the subadvisory agreements, the adviser is indemnified against certain liabilities it may incur in its official capacity as investment adviser to each of the subadvised fund.  Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a fund.  The terms of each indemnification are set forth in the subadvisory agreement.  The general effect of these provisions is described in the following paragraphs, with terms and conditions only applicable to certain funds noted as such.

Under the subadvisory agreements, a subadviser is not liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale, or retention of any security on the recommendation of the subadviser, regardless of whether the recommendation was based upon the subadviser’s own investigation and research or upon investigation and research made by any other individual, firm or corporation, assuming the recommendation was made and any other individual, firm, or corporation was selected, with due care and in good faith.  No subadviser will be indemnified, however, for any liability it causes to the adviser, the fund or its shareholders as a result of: (a) the subadviser causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the trust’s board of trustees or adviser; (b) the subadviser causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Under the subadvisory agreements, a subadviser is obliged to indemnify and hold harmless the adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s  acts or omissions specified in (a), (b) or (c) above, any breach by the subadviser of any duty or warranty in the subadvisory agreement, or inaccuracy of any representation by the subadviser made in connection with the subadvisory agreement.  However, no indemnified person is indemnified for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Under the subadvisory agreements, the adviser is obliged to indemnify and hold harmless each subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the adviser’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the adviser or any inaccuracy of any representation by the adviser made in connection with the subadvisory agreement.  No subadviser will be indemnified, however, for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Neither the adviser nor the subadviser is obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, assuming such consent will not be unreasonably withheld.

After an initial two year term, each subadvisory agreement will continue in effect from year to year for each subadvised fund if approved by either the vote of the subadvised fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days’ written notice by the subadvised fund or adviser or by a vote of a majority of the outstanding voting securities of the subadvised fund. Each subadvisory agreement may be terminated by the subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser and subadvisers have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The funds’ underwriter has not adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act because it has no “Access Persons” as defined in the Rule. Pursuant to Rule 17j-1 under the 1940 Act, the board of trustees of the Trust adopted a code of ethics for the Trust and approved the code of ethics of the adviser and each subadviser. The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading.

Some of the adviser’s restrictions include pre-clearance for all personal trades and a prohibition on the purchase of limited offerings and initial public offerings without prior written approval. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the Trust’s board of trustees with a quarterly certification of the adviser’s compliance with its code of ethics and a report of any significant violations of its code.

Because each subadviser is an entity not otherwise affiliated with the Trust or the adviser, the subadviser has responsibility for monitoring the personal trading activities of the subadviser’s personnel. Each subadviser provides the adviser with a quarterly certification of the subadviser’s compliance with its code of ethics and a report of any significant violations of its code.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Proxy Voting Policies. The adviser’s and subadvisers’ proxy voting policies with respect to the funds are attached as Appendix A. Each of the adviser’s and subadviser’s proxy voting policies include procedures to address proxy proposals that may present conflicts between the interests of each fund and its adviser or subadviser.  Information regarding how each fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 800-432-1102 x1687; and (2) on the SEC’s website at http://www.sec.gov.

Administrator. State Street Bank & Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts, 02110, is the funds’ administrator. State Street is responsible for managing the funds’ business affairs. State Street’s services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds’ business. The Trust may invest in money market funds managed by, and commercial paper issued by, affiliates of State Street, which serves as the Trust’s custodian, administrator and transfer agent.

For the periods ended December 31, 2009, 2008 and 2007, each of the following funds paid the administrator as follows:

Fund	2009	2008	2007
SC BlackRock Large Cap Index Fund	$ 39,547	$ 22,250	$ 24,088
SC BlackRock Small Cap Index Fund	$ 119,779	$ 149,108	$ 105,254

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds.

Custodian. Each fund’s portfolio securities are held pursuant to a master custodian agreement among the adviser, the Trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

Independent Registered Public Accounting Firm. The board of trustees has selected [                                         ], [                                                     ] as the funds’ independent registered public accounting firm. The independent registered public accounting firm provides auditing and tax services to the funds.

PORTFOLIO MANAGERS

Potential Conflicts of Interest Concerning Portfolio Managers. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. The adviser and each of the subadvisers have adopted procedures that are intended to monitor compliance with policies referred to in the following paragraphs, designed to ensure the fair and equitable treatment of accounts. Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

Each subadviser has provided additional information about potential conflicts affecting their portfolio managers.

•
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. This conflict may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address such conflicts so that all client accounts receive fair and equitable treatment.

•
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When the adviser or a subadviser is seeking to trade the same security on substantially similar terms for more than one account, the adviser and the subadvisers may “bunch” such orders, which means that the trades for the individual accounts are aggregated and each account receives the same average execution price. There are some types of accounts as to which bunching may not be possible for various reasons, including contractual reasons (such as directed brokerage arrangements). A trader may believe under some circumstances that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser or the subadvisers will place the order in a manner intended to result in as favorable a price as possible for such client. Trade order conflicts may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address these trade order conflicts.

•
A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, or if the significance of the performance of other accounts in calculating the bonus is less because of their size, the measurement periods or other differences, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. This conflict arises with respect to Edward Corallo, portfolio manager of BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund and BlackRock International Index Fund.

•        A portfolio manager may favor an account if an advisory firm receives a performance-based advisory fee, whether or not the performance of that account directly determines the portfolio manager’s compensation. This conflict relating to performance fees arises for Edward Corallo, portfolio manager of BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund and BlackRock International Index Fund. The subadviser has policies and procedures designed to address these conflicts.

•
A portfolio manager may favor an account if the portfolio manager or his or her employer has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager or his or her employer held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. This conflict may arise with respect to any of the portfolio managers of the funds, to the extent that a portfolio manager begins to manage accounts in which the portfolio manager or his or her employer has a beneficial interest, including currently the adviser’s portfolio managers Richard R. Gable, Evan S. Moskovit, Thomas V.  Pedulla, Leo D. Saraceno and Michael A. Savage; BlackRock Investment Management LLC portfolio manager, Edward Corallo; and Ibbotson Associates, Inc. portfolio managers Peng Chen, Scott Wentsel, John Thompson, Cindy Galiano, Larry Cao and Jared Watts. The adviser and the subadvisers, however, have policies and procedures designed to treat all accounts fairly, which may include code of ethics requirements imposing certain trading restrictions and reporting obligations for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

•
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or the account that is short. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. This conflict may arise with respect to any of the managers of the funds. The advisers and the subadvisers have developed policies and procedures, which may include assigning portfolio managers so as to avoid such conflicts, to address the simultaneous management of multiple client accounts so that all clients receive fair and equitable treatment.

A further discussion of the conflicts of interest that may arise with respect to the adviser, each subadviser and their respective managers is set forth below.

Other Accounts Managed by Portfolio Managers – BlackRock Investment Management, LLC (“BlackRock”). The table below provides information as of June 30, 2010 concerning other accounts managed by the persons employed by BlackRock who are primarily responsible for the day-to-day management of the portfolios of BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund, and BlackRock International Index Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Edward Corallo
Other Registered Investment Companies	[ ]	[ ]
Other Pooled Vehicles	[ ]	[ ]
Other Accounts	[ ]	[ ]

Performance fees – BlackRock. BlackRock receives a fee based upon the performance of certain fee accounts managed by Edward Corallo, as shown in the table provided below, as of June 30, 2010.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Edward Corallo
Other Registered Investment Companies	[ ]	[ ]
Other Pooled Vehicles	[ ]	[ ]
Other Accounts	[ ]	[ ]

Compensation – BlackRock.  BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation.  Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.  In most cases, including for the portfolio managers of the fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks include the following:

Portfolio Manager	Benchmarks Applicable to the Manager
Edward Corallo
A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation.  Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Corallo has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of BlackRock’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options.  Mr. Corallo has participated in the deferred compensation program.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Steps taken by BlackRock to Address Potential Conflicts.  BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the fund.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the fund. In this connection, it should be noted that Mr. Corallo currently manages certain accounts that are subject to performance fees. In addition, Mr. Corallo assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Other Accounts Managed by Portfolio Managers – Ibbotson Associates, Inc.  The table below provides information as of June 30, 2010 concerning other accounts managed by the persons employed by Ibbotson who are primarily responsible for the day-to-day management of the portfolio of Ibbotson Tactical Opportunities Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Peng Chen
Other Registered Investment Companies	19	$ 2.5
Other Pooled Vehicles	0	$ 0
Other Accounts	597,140	$ 43.4
Scott Wentsel
Other Registered Investment Companies	19	$ 2.5
Other Pooled Vehicles	0	$ 0
Other Accounts	115	$ 29.0
John Thompson
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	67	$ 5.0
Cynthia Galiano
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	60	$ 1.7
Larry Cao
Other Registered Investment Companies	0	$ 0
Other Pooled Vehicles	0	$ 0
Other Accounts	3	$ 0.004
Jared Watts
Other Registered Investment Companies	5	$ 0.193
Other Pooled Vehicles	0	$ 0
Other Accounts	17	$ 1.4

Performance fees – Ibbotson. The Ibbotson portfolio managers do not manage any account with a performance-based fee.

Compensation – Ibbotson.  Ibbotson portfolio managers are compensated with a salary plus a discretionary annual bonus based on management goals and the overall financial performance of Ibbotson. Ibbotson portfolio managers also are eligible for customary benefits and programs offered generally to Ibbotson employees, including stock units.

Steps taken by Ibbotson to Address Potential Conflicts.  Ibbotson’s policy regarding conflicts of interest is to fully disclose all material facts concerning any conflicts that may arise with respect to any client.  At a minimum, conflicts of interests are disclosed in Ibbotson’s Form ADV, Part II as required by the Investment Advisers Act of 1940 and may be disclosed in Ibbotson’s marketing materials and/or verbal communications with clients or prospective clients.

 Employees are required to promptly report any situation or transaction they believe involves an actual or potential conflict of interest to the Chief Compliance Officer and are strictly prohibited from using knowledge they may have about pending or currently considered securities transactions for clients to profit personally either directly or indirectly, including by purchasing or selling such securities.

To avoid conflicts of interest, Ibbotson will not accept any financial incentives or engage in revenue sharing with broker-dealers or other financial intermediaries. Ibbotson has also established specific written policies and procedures to help ensure that its research, recommendations, and relationships remain independent and objective. In addition, Ibbotson requires all employees to adhere to its Code of Ethics and Securities Trading Policy.

All Funds: Share Ownership by Portfolio Managers. The SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, and SC BlackRock International Index Fund sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The SC Ibbotson Tactical Opportunities Fund sells its shares directly to other funds.  Shares of the funds are not available directly to the general public or to any individual investor. As of the date of this SAI, none of the portfolio managers beneficially owned shares of any fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter. Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, also acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life U.S. and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds have entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of fund shares. The underwriting agreement provides that Clarendon will bear all of the expenses it incurs in connection with the distribution of the funds’ shares, and that Clarendon will receive distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees to be effective on February 1, 2004 (or, in the case of those funds for which operations have not yet commenced, upon commencement of operations), and will remain in effect from year to year for each fund if approved by the vote either of the fund’s shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The underwriting agreement may be terminated with respect to any fund on 60 days’ written notice, without payment of any penalty, by the board of trustees of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan (Service Class only). The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the “Plan”), pursuant to which distribution and service fees are paid to Clarendon. Because the fees are paid out of each funds’ assets attributable to its Service Class shares on an on-going basis, over time these fees will increase the cost of an investor’s investment in Service Class shares and may cost the investor more than paying other types of sales charges.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the board of trustees. The board of trustees has approved the following categories of expenses in respect of which compensation may be paid under the Plan:

•
compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

•
printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”);

•
compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

•
expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

•	expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

•
expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

•	expenses of training sales personnel regarding the Trust Service Class shares;

•	expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and

•	expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is of a type commonly known as a “compensation” plan. The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others. Consequently, Clarendon may make a profit under the Plan.

The Plan was adopted because of its anticipated benefit to the funds. These anticipated benefits include: increased promotion and distribution of each fund’s shares, an enhancement in each fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund’s positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the board of trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the board of trustees’ quarterly review of the Plan, they will consider the continued appropriateness and the level of compensation the Plan provides.

Because amounts paid pursuant to the Plan are paid to Clarendon, the funds’ underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. The officers of the Trust, including Mr. Donnelly, who also serves as a trustee, are employees and officers of affiliates of Clarendon, and thus may be considered to have a direct or indirect financial interest in the Plan. None of the independent trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan’s adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund or class of shares affected thereby. Any material amendment to the Plan must also be approved by the trustees in the manner provided in Rule 12b-1.

For the fiscal year ending December 31, 2009, the Trust paid $3,398,193 to Clarendon under the Plan. The Plan was approved by the board of trustees effective February 1, 2004, with respect to the funds of the Trust in existence on that date, and effective at the commencement of operations for each fund established after that date. None of the funds have paid any underwriting commissions in any of the last three fiscal years. Of the amount paid to Clarendon under the Plan in the fiscal year ending December 31, 2009, no portion was retained by Clarendon. Pursuant to Servicing Agreements, Clarendon paid 100% of the amount it received under the Plan to affiliated insurance company service providers as compensatory payments for any type of services permitted under the Plan.

INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION

Description of the Trust’s Shares. The Trust is an open-end management investment company. Each fund of the Trust discussed herein is diversified, except Ibbotson Tactical Opportunities Fund, which is not diversified. The Trust is a statutory trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, as amended, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate funds, without further action by shareholders. As of the date of this SAI, the trustees have authorized 22 funds. Additional funds may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other funds of the Trust, into one or more classes. Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the Trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. The Trust reserves the right to create and issue additional funds or classes of shares, in which case the shares of each class of a fund would participate equally in the earnings, dividends and assets allocable to that class of the particular fund. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Service Class shareholders of a fund have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the alternative, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

As of December 31, 2009, 100% of the outstanding voting securities of the SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund were owned either by a separate account of Sun Life U.S. or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”),by the general account of Sun Life Assurance Company of Canada (“Sun Life Canada”) or by one of the trust’s three fund of funds:  Ibbotson Balanced Fund, Ibbotson Growth Fund or Ibbotson Moderate Fund. The percentages owned by each owner are set forth in the table below. Based on these percentages, both Ibbotson Balanced Fund and Ibbotson Growth Fund are presumed to control SC BlackRock Large Cap Index Fund and Sun Life U.S. is presumed to control all funds except for SC BlackRock Large Cap Index Fund.  In addition, because Sun Life U.S. is presumed to control Ibbotson Balanced Fund, Ibbotson Growth Fund and Ibbotson Moderate Fund, Sun Life U.S. is also presumed to control–indirectly–SC BlackRock Large Cap Index Fund.

Fund	Percentage of Outstanding Voting Securities Owned
	Sun Life U.S.	Sun Life (N.Y.)	Sun Life of Canada	SC Ibbotson Balanced Fund	SC Ibbotson Growth Fund	SC Ibbotson Moderate Fund
SC BlackRock Large Cap Index Fund	14.7%	1.0%	N/A	33.9%	37.2%	13.2%
SC BlackRock Small Cap Index Fund	90.6%	4.7%	N/A	N/A	4.7%	N/A

On the date hereof [ ] owned 100% of the shares of the SC BlackRock International Index Fund and SC Ibbotson Tactical Opportunities Fund.

Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account. As to any shares for which such instructions are not received, the insurance company will vote such shares in the same proportions as the shares for which instructions have been received. In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of: (i) the shares for which voting instructions are received, and (ii) the shares that are voted in proportion to such voting instructions are received.  Similarly, the adviser will vote all fund shares held by Ibbotson Balanced Fund, Ibbotson Growth Fund or Ibbotson Moderate Fund in the same proportion as the aggregate of: (i) the shares for which voting instructions are received by the insurance companies, and (ii) the shares that are voted in proportion to such voting instructions are received.

There is no minimum number of instructions required to be received from the owners of the variable annuities or variable life insurance policies to obtain a quorum or to satisfy the insurance companies’ proportionate voting requirements. Therefore, a small number of voting instructions from the owners of the variable annuities or variable life insurance policies may have a disproportionate impact on the votes.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company’s variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the Trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To mitigate this risk, the declaration of trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of Trust or fund property of any shareholders held personally liable for any obligations of the Trust or of the fund and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself was unable to meet its obligations. In light of the Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the Trust will indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The declaration of trust does not authorize the Trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (“NAV”) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation. The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser or subadviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund’s custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London Stock Exchange on the date of determining a fund’s NAV. The funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if closing quotations are not available or if it is believed that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular fund's securities. The fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the funds’ net asset values are determined.  As a result, at least some of the funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day these funds calculate their net asset values.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund’s net assets attributable to each class of shares by the number of shares of such class outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day’s closing price with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund’s NAV is not calculated. Consequently, a fund’s portfolio securities may trade and the NAV of that fund’s shares may be significantly affected on days when a shareholder has no access to that fund.

For each fund other than SC Ibbotson Tactical Opportunities Fund, each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company by the close of regular trading on the New York Stock Exchange on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day. These orders are executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners’ orders to the insurance companies and the insurance companies’ orders to a fund. If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company’s orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

When transacting in shares of the SC Ibbotson Tactical Opportunities Fund, the SC Ibbotson Funds will receive the NAV next calculated after the SC Ibbotson Tactical Opportunities Fund receives their orders.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each taxable year as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things: (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”); and (b) diversify its holdings so that at the end of each quarter of each taxable year: (1) at least 50% of the value of the fund’s total assets is represented by: (i) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (ii) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the fund’s total assets is invested in: (i) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (ii) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction may require a payment to the Internal Revenue Service (“IRS”) based on the lesser of the amount by which the account was nondiversified and the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If “seed money” contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts that were required to be distributed under a prescribed formula but that were not distributed. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund’s ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts (the “shareholders”) and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts. An insurance company should consult its own tax adviser regarding whether the dividends, share redemption proceeds and any other payments received from a fund by separate accounts result in U.S. federal income tax liability for the insurance company.

Dividends from net long-term capital gain in excess of net short-term capital loss (“net capital gain”) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from “investment company taxable income” (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder’s purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder’s purchase price, they may be taxable as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but such elections could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by a fund with the result that shareholders will not be entitled to a tax deduction or credit for such taxes on their tax returns.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by any fund investing in debt obligations at risk of or in default in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

The treatment of event-linked bonds for U.S. federal income tax purposes is uncertain and will depend on the particular features of each such bond. It is possible that the IRS will provide future guidance with respect to the treatment of instruments like the event-linked bonds or challenge the treatment adopted by a fund for one or more of its event-linked bond investments. A change in the treatment of a fund’s event-linked bond investments that is required as a result of such guidance or an IRS challenge could affect the timing, character and amount of the fund’s income from the event-linked bonds. This, in turn, could affect whether the fund has satisfied the distribution requirements necessary to qualify as a regulated investment company and to avoid a fund-level tax.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a corporate shareholder recognizes a loss with respect to fund shares of $10 million or more in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s income and gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders and contract owners should consult their own tax advisers on these matters and on state, local and foreign tax laws.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the Trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a “spread.”

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund’s primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. The trustees, including a majority of the independent trustees, have approved policies and procedures reasonably designed to prevent persons responsible for selecting a fund’s brokers and dealers from taking into account their promotion or sale of shares of the funds through the sale of variable contracts.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser’s and subadviser’s officers will be primarily responsible for the allocation of each fund’s brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Exchange Act, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided, viewed either in terms of the specific transaction involved in the adviser’s or subadviser’s overall duties to the accounts or the policies that the trustees may adopt from time to time.

During the fiscal year ended December 31, 2009, the following funds directed brokerage transactions to a broker in recognition of third party research services provided to the fund’s adviser or subadviser.

Fund (Both Classes)	Principal Amount of Transactions	Commissions Paid in Transactions
SC BlackRock Large Cap Index Fund1	$ 10,569,191	$ 13,990
SC BlackRock Small Cap Index Fund1	$ 364,962,174	$ 399,040
SC BlackRock International Index Fund2	N/A	N/A
SC Ibbotson Tactical Opportunities Fund2	N/A	N/A

1
BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010.  Data in the table above represents transactions executed by a previous subadviser in connection with the fund’s previous active management strategy.

2	The fund commenced operations on November 15, 2010.

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2009, 2008 and 2007:

Fund	2009	2008	2007
SC BlackRock Large Cap Index Fund1	$ 100,512	$ 47,569	$ 51,933
SC BlackRock Small Cap Index Fund1	$ 519,843	$ 310,572	$ 333,861
SC BlackRock International Index Fund2	N/A	N/A	N/A
SC Ibbotson Tactical Opportunities Fund2	N/A	N/A	N/A

1
BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010.  Data in the table above represents transactions executed by a previous subadviser in connection with the fund’s previous active management strategy.

2	The fund commenced operations on November 15, 2010.

Affiliated brokers. Pursuant to procedures determined by the trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”).

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The board of trustees, including a majority of the trustees who are not “interested persons” of the Trust or the adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for the Affiliated Broker’s other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective customers, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund. The board of trustees reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. In addition, each subadviser does not allocate trades to affiliates in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.”

For each fund which holds securities of a regular broker-dealer that derives more than 15% of gross revenues from securities-related activities, listed below are the aggregate holdings of the securities of each issuer as of December 31, 2009.

Fund (Both Classes)	Broker-Dealer	Value
SC BlackRock Large Cap Index Fund1	Bank of America Corp.	$ 715,350
	The Goldman Sachs Group, Inc.	$ 1,671,516
	State Street Corp.	$ 326,550
SC BlackRock Small Cap Index Fund1	Investment Technology Group, Inc.	$ 94,757
SC BlackRock International Index Fund2	N/A	N/A
SC Ibbotson Tactical Opportunities Fund2	N/A	N/A

1	BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010.
2	The fund commenced operations on November 15, 2010.

 FINANCIAL STATEMENTS

The audited financial statements for the SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund, each for the fiscal year ended December 31, 2009, contained in the Trust’s annual report are incorporated by reference into this statement of additional information. The financial statements for the fiscal year ended December 31, 2009 have been audited by [                       ], an independent registered public accounting firm, as stated in their report, dated February 25, 2010, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The unaudited financial statements of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund, each for the semiannual period ended June 30, 2010, [to be incorporated by amendment].

The SC BlackRock International Index Fund and SC Ibbotson Tactical Opportunities Fund have not yet commenced operations and have no financial history as of the date of this SAI.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how a fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available, (1) without charge, upon request, by calling (toll-free) 800-432-1102 x1687; and (2) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Sun Capital Advisers Trust’s Proxy Voting Policies and Procedures follow:

Sun Capital Advisers Trust
Proxy Voting Policies and Procedures
(As of October 2008)

A.  Definitions:

“Board” shall mean the Board of Trustees of Sun Capital Advisers Trust.

“Designated Adviser” shall mean, for purposes of these Proxy Voting Policies and Procedures, Sun Capital Advisers LLC in its capacity as the investment adviser to the Sun Capital Global Real Estate Fund, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund;; Davis Advisors in its capacity as the investment subadviser to the SC Davis Venture Value Fund; OppenheimerFunds in its capacity as the investment subadviser to the SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund; Wellington Management Company, L.L.P. in its capacity as the investment subadviser to the SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund; Lord,Abbett & Co. LLC in its capacity as the investment subadviser to the SC Lord Abbett Growth & Income Fund; Goldman Sachs Asset Management, L.P. in its capacity as the investment subadviser to the SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund; Pacific Investment Management Company LLC  in its capacity as the investment subadviser to the SC PIMCO  High Yield Fund and SC PIMCO Total Return Fund; Dreman Value Management, L.L.C. in its capacity as the investment subadviser to the SC Dreman Small Cap Value Fund; Invesco Aim Advisors, Inc. in its capacity as the investment subadviser to the SC AIM Small Cap Growth Fund; AllianceBernstein L.P. as the investment subadviser to the SC AllianceBernstein International Value Fund; and BlackRock Financial Management, Inc. as the investment subadviser to the SC BlackRock Inflation Protected Bond Fund.

“Designated Adviser’s proxy voting policy” shall mean each Designated Adviser’s proxy voting policy to be applied to holdings of the relevant Fund, as amended from time to time and approved by the Sun Capital Board of Trustees.

 “Fund” or “Funds” shall mean each series of Sun Capital Advisers Trust.

“Proxy Voting Committee” shall mean each Designated Adviser’s committee or other equivalent body delegated with the responsibility to oversee the Designated Adviser’s proxy voting process.

B.  Adoption of Each Designated Adviser’s Proxy Voting Policy and Delegation.  The provisions of each Designated Adviser’s proxy voting policy are hereby incorporated herein by this reference and adopted as each relevant Fund’s proxy voting policies and procedures.  The Board, on behalf of each Fund, has delegated to the relevant Designated Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the relevant Designated Adviser’s proxy voting policy, and each Designated Adviser has accepted such delegation.  Each Fund and its Designated Adviser are listed in Appendix A.  The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

C.  Limitations on Designated Adviser’s Responsibilities:  Notwithstanding the above delegation of proxy voting authority to a Designated Adviser:

(i)
Unjustifiable Costs:  A Designated Adviser may abstain from voting a Fund proxy in a specific instance if in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the Fund of voting.  In accordance with the Designated Adviser’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The Designated Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(ii)
Board Direction: Notwithstanding the foregoing delegation to a Designated Adviser, the Board may from time to time direct a Designated Adviser to vote the relevant Fund’s proxies in a manner that is different from the guidelines set forth in the Designated Adviser’s proxy voting policy.  After its receipt of any such direction, the Designated Adviser shall follow such direction for proxies for which the stockholder meeting has not been held and the vote not taken.

(iii)
Shareblocking: Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote.  Each Designated Adviser may determine whether or not to vote securities that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the relevant Fund.

(iv)
Securities on Loan:  The Funds may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  Each Fund’s policy is generally not to vote securities on loan unless the Designated Adviser of the relevant Fund has knowledge of a material voting event that could affect the value of the loaned securities.  In this event, the Designated Adviser may recommend that the Fund instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

D.  Subdelegation: A Designated Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Designated Adviser of its responsibilities hereunder and the Designated Adviser shall retain final authority and fiduciary responsibility for proxy voting.  If a Designated Adviser delegates such responsibilities, the Designated Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

E.  Expenses of Proxy Voting: Each Designated Adviser shall generally bear all expenses associated with voting the relevant Fund’s proxies provided, however, that each Fund may be responsible for certain costs associated with voting proxies of non-U.S. securities.  Each Fund shall be responsible for those costs incurred in order to comply with the requirements of the Investment Company Act of 1940, as amended (the “1940Company Act”) or rules adopted thereunder, relating to the compilation and retention of information required to be contained in reports required to be filed on Form N-PX, the preparation and filing of reports on Form N-PX, the preparation, amendment and retention of these policies and communications with shareholders concerning the availability of these procedures and the Fund’s proxy voting record, including the cost of printing and mailing such information as required.

F.  Conflicts of Interest:  Each Designated Adviser has developed procedures for addressing proxy proposals that may present a material conflict between the interests of a Fund on the one hand and the relevant Designated Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”).  Potential conflicts will be assessed on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.  Each Designated Adviser shall use commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the relevant Designated Adviser’s Proxy Voting Committee actually knew or reasonably should have known of the actual or potential conflict.

Without limiting the generality of the foregoing, each Designated Adviser’s Proxy Voting Committee may resolve a potential conflict in any of the following manners:

(i)
If the proposal that gives rise to an actual or potential conflict is specifically addressed in the relevant Designated Adviser’s proxy voting policy, the Designated Adviser may vote the proxy in accordance with the pre-determined policies and guidelines set forth in that proxy voting policy; provided that such pre-determined policies and guidelines involve little or no discretion on the part of the Designated Adviser;

(ii)	The Designated Adviser may disclose the actual or potential conflict to the Board and obtain the Board’s consent before voting in the manner approved by the Board;

(iii)	The Designated Adviser may engage an independent third-party to determine how the proxy should be voted; or

(iv)
The Designated Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

G.  Approval of Material Changes: Each Designated Adviser shall promptly submit to the Board in writing any material changes to the Designated Adviser’s proxy voting policy.  Unless objected to by the Board within six months after such submission, the Board shall be deemed to have approved the change on the six month anniversary of such submission (unless such change was earlier approved by the Board).

H.  Reports to the Board: At each quarterly meeting of the Board, each Designated Adviser shall submit a report to the Board describing:

(v)
Any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board, including but not limited to, information about conflicts of interest relating to the portfolio securities of the relevant Fund; and

(vi)
Any proxy votes taken by the Designated Adviser on behalf of the relevant Fund since the last report to the Board which were exceptions from the Designated Adviser’s proxy voting policy and the reasons for any such exceptions.

In addition, no less frequently than annually, each Designated Adviser shall furnish to the Board, and the Board shall consider, a written report describing any recommended changes in existing policies based upon the Designated Adviser’s experience under these Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

I.  Annual Review: At least annually, the Board shall review these Proxy Voting Policies and Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

J.  Annual Filing: Each Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31st of each year.

K.  Disclosures: Each Fund shall include in its registration statement:

•	A description of these Proxy Voting Policies and Procedures and of the Designated Adviser’s proxy voting policies; and

•
A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number, or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC’s”) website.

Each Fund shall include in its annual and semi-annual reports to shareholders:

•
A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determines how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address, if applicable; and on the SEC’s website; and

•
A statement disclosing the information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

L.  Maintenance of Records: Each Designated Adviser shall maintain at its principal place of business the proxy records of the relevant Fund in accordance with the requirements and interpretations of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), except that:

•
Each Designated Adviser may, but need not, maintain proxy statements that it receives regarding the relevant Fund’s securities to the extent that such proxy statements are available on the SEC’s EDGAR system; and

•	Each Designated Adviser may also rely upon a third party to maintain records required to be maintained under the Advisers Act.

On behalf of Sun Capital, the Chief Compliance Officer (CCO) or designee, obtains information from the portfolio managers regarding (a) any issues and conflicts under proxy procedures and (b) any proxy votes taken that were exceptions.  The CCO (or designee) is to periodically inquire regarding the quarterly reporting of conflicts, issues in voting, exceptions and changes to proxy voting policies on the part of each Designated Adviser. Evidence of review is located in the Compliance Log. The CCO reports to the Board regarding such matters.

Appendix A

Fund	Delegated Adviser	Exhibit
	Sun Capital Advisers LLC	A
SC BlackRock Large Cap Index Fund SC BlackRock Small Cap Index Fund SS BlackRock International Index Fund	BlackRock Investment Management, LLC	B

EXHIBIT A

SUN CAPITAL ADVISERS LLC
Proxy Voting Policies and Procedures
(As of October 2008)

Sun Capital Advisers LLC (the “Adviser”) has adopted the following policies and procedures regarding proxy voting for securities held in its clients’ accounts in response to proxies solicited by the issuers of such securities.  These Proxy Voting Policies and Procedures are designed to maintain the Adviser’s fiduciary obligation to act in the best interest of its clients as shareholders.

Rule 206(4)-6 under the Investment Advisers Act of 1940 states that advisers must adopt proxy policies reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, including addressing material conflicts of interest, disclose to clients information about its proxy voting policies and maintain certain records related to proxy voting.

The Adviser takes responsibility for voting proxies for each of its clients that have provided the Adviser with express written authorization to do so.  All proxies received by the Adviser will be voted based upon the Adviser’s instructions and/or policies. To assist it in analyzing proxies, the Adviser subscribes to an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. The Adviser does not consider recommendations from any third party to be determinative of the ultimate decision.  Generally, the Adviser will vote the proxies on behalf of its clients, consistent with its fiduciary duty to maximize the economic value of its clients’ investments.

 Any questions about these policies and procedures should be directed to the Adviser’s Chief Compliance Officer.

I. Proxy Voting Committee

The Adviser has a Proxy Voting Committee that is responsible for administering and overseeing the proxy voting process.  The Proxy Voting Committee’s responsibilities include:

•	Developing, maintaining and implementing these Proxy Voting Policies and Procedures;
•	Developing and maintaining Proxy Voting Guidelines (attached hereto as Exhibit A) for the Adviser’s use in casting votes on specific types of proxy proposals;
•	Overseeing the proxy voting process, including the identification and resolution of any material conflicts of interest that the Adviser may encounter in the process; and
•	Selecting and overseeing any third party vendors retained by the Adviser to perform proxy review, voting, or recordkeeping services.

The members of the Proxy Voting Committee will include the Chief Investment Officer, the Chief Compliance Officer, the Chief Legal Officer, and other individuals with portfolio management, administration, or compliance expertise as may be designated from time to time.

II. Proxy Voting Process

A. In General:

The Adviser will vote proxies in accordance with the Proxy Voting Guidelines, or will direct any third party vendor retained to provide proxy voting services to vote. However, the Adviser is not obligated to follow these Proxy Voting Guidelines in every case and may vote, or instruct any third party vendor to vote, differently from the guideline when warranted.

A proxy proposal will receive further review, including a review for potential material conflicts of interest, in circumstances where:

•	The Proxy Voting Guidelines call for a case-by-case analysis of a specific type of proposal presented in a proxy;
•	The Proxy Voting Guidelines do not address a specific type of proposal presented in a proxy; or
•	Investment Personnel wish to vote differently from the Proxy Voting Guidelines on a specific proposal presented in a proxy.

Sun Capital may authorize a third party vendor to vote in accordance with its own guidelines in cases where the Proxy Voting Guidelines of Sun Capital do not address a specific type of proposal presented in a proxy.

A client that has provided the Adviser with express written authorization to vote proxies may from time to time direct the Adviser to vote such client’s proxies in a manner that is different from the guidelines set forth in the Adviser’s Proxy Voting Guidelines. The Adviser shall follow such client direction for proxies for which the stockholder meeting has not been held and the vote not taken, and will notify any third party on how the client directs the vote to be taken.

In addition, there may be instances in which the Adviser may be unable to vote or may determine not to vote a proxy on behalf of one or more of its clients.  Such instances may include:

1.
Unjustifiable Costs.  The Adviser may abstain from voting a proxy in a specific instance if, in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the client.  In accordance with the Adviser’s duties, it shall, in appropriate cases, weigh the costs and benefits of voting the proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The Adviser’s decision shall take into account the effect that the client’s vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

2.
Shareblocking.  Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where Shareblocking occurs, the custodian or sub-custodian will automatically freeze shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one (1) and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where Shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Accordingly, the Proxy Voting Committee may determine not to vote shares that are subject to Shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the client.

3.
Securities on Loan.  Some clients of the Adviser may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  However, efforts to recall loaned securities are not always successful.  The Adviser’s policy is generally not to vote securities on loan.  If the Adviser has knowledge of a material voting event that could affect the value of the loaned securities, the Adviser may recommend that a client instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

4.
Inadequate Information or Immaterial Impact.  The Adviser may be unable to enter an informed vote in certain circumstances due to inadequate information from the proxy statement or the sponsor of the proxy proposal, and may abstain from voting in those situations.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer,  the Adviser may determine not to enter a vote.

B. Special Process for Fund-of-Funds Clients:

The Adviser may have proxy voting responsibility for certain investment company clients that invest in other investment companies (each such client a “Fund-of-Funds”).  To the extent a Fund-of-Funds invests in other investment companies (each an “Underlying Fund”) managed by  the Adviser or its affiliates (each an “Affiliate Underlying Fund”), the Adviser may face conflicts of interest in carrying out its responsibility to vote proxies for shareholder meetings of an Affiliate Underlying Fund.  Accordingly, when voting shares of an Affiliate Underlying Fund held by a Fund-of-Fund, the Adviser will vote the shares held by the Fund-of-Funds in the same proportion (for, against or abstain) as the vote of all other shareholders of the Affiliate Underlying Fund.  (This procedure is commonly known as “echo-voting.”)

III. Identifying and Resolving Material Conflicts of Interest

The Adviser takes responsibility for identifying and resolving all material proxy-related conflicts of interest in the best interests of the client.  As described under the Proxy Voting Process, the Adviser will review proxy proposals where the Proxy Voting Guidelines either require case-by-case analysis, do not address the issues, or the Adviser wishes to vote differently from the Proxy Voting Guidelines.  In those instances, a Proxy Reviewer designated by the Proxy Voting Committee shall review the proxy proposals to assess the extent, if any, to which there may be a material conflict between the interests of a client and any of the Adviser, its affiliates, directors, officers, personnel (and other similar persons).  The Proxy Reviewer shall assess proxy proposals on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.

If the Proxy Reviewer determines that an actual or potential conflict may exist, the Proxy Reviewer shall promptly report the matter to the Proxy Voting Committee.  The chairman of the Proxy Voting Committee shall determine whether an actual or potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the Adviser’s clients (excluding any client that may itself have a potential conflict regarding the matter).  Without limiting the generality of the foregoing, a potential conflict may be resolved in any of the following manners:

1.	The Adviser may disclose the actual or potential conflict to the client or clients and obtain the client’s written direction as to how to vote the proxy;
2.	The Adviser may engage an independent third party to determine how the proxy should be voted; or
3.
The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

The Proxy Voting Committee shall establish commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the Proxy Voting Committee actually knew or reasonably should have known of it.

IV. Disclosure

The Adviser shall provide clients, upon written request, with copies of these Proxy Voting Policies and Procedures, the Proxy Voting Guidelines, and all related reports, with such frequency as required, to fulfill obligations under applicable law or as reasonably requested by the clients.  The Adviser’s Proxy Voting Policies and Procedures may be amended from time to time by the Adviser.  Upon reasonable written request from a client, the Adviser shall provide the client with specific information about how the Adviser voted proxies for the securities held in the client’s account.

Recordkeeping

Pursuant to Section 204-2 of the Investment Advisers Act of 1940, the Adviser shall maintain records relating to the implementation of these Proxy Voting Policies and Procedures, including:
•	A copy of these Proxy Voting Policies and Procedures;
•	Proxy statements received regarding client securities that are not otherwise available on EDGAR or maintained by a third party;
•	A record of each vote cast (which may be maintained by a third party);
•	A copy of any documentation created by the Adviser that memorializes or was otherwise material to a decision on how to vote a proxy on behalf of a client; and
•	Each written client request for proxy voting records and the Adviser’s response to any such client request for such records.

Such records shall be maintained for a period of five (5) years, with the first two (2) years in an easily accessible place.

The Chief Compliance Officer (or designee) is to confirm that the various provisions of this Proxy Voting Policy have been upheld.  An attestation signed by either the Chief Investments Officer (or designee) will be provided to the Compliance Department on a quarterly basis.  To substantiate the attestation, forensic testing will be conducted by the CCO or designee, and will be evidenced in the Compliance Log.  Testing may be unannounced and will be conducted on an annual basis.

Revised October 2008

Sun Capital Advisers LLC Voting Guidelines                                                                                                                                Exhibit A

Composition and Role of the Board of Directors

▪	Election of Directors	For
▪	Repeal Classified Board	For
▪	Adopt Director Tenure/Retirement Age	Against
▪	Minimum Stock Ownership by Directors	For
▪	Adopt Director & Officer Indemnification	For
▪	Allow Special Interest Representation to Board	Against
▪	Require Board Independence	For
▪	Require Board Committees to be Independent	For
▪	Require a Separation of Chair and CEO or Require a Lead Director	For
▪	Boards not Amending Policies That are Supported by a Majority of Shareholders	Withhold vote*
* on all Directors seeking election the following year
▪	Approve Directors’ Fees	For
▪	Approve Bonuses for Retiring Directors	Against
▪	Elect Supervisory Board/Corporate Assembly	For
▪	Fix Board Size or Designate a Range for Board Size	For
▪	Permit Management to Alter Board Size without Shareholder Approval	Against
▪	Directors May Be Removed Only For Cause	Against
▪	Permit Shareholders to Elect Directors to Fill Board Vacancies	For

Management Compensation

▪	Adopt/Amend Stock Option Plans	Case-by-Case
▪	Adopt/Amend Employee Stock Purchase Plans	For
▪	Eliminate Golden Parachutes	For
▪	Expense Future Stock Options	For
▪	Shareholder Approval of All Stock Option Plans	For
▪	Shareholder Approval of Future Severance Agreements Covering Senior Executives	For
▪	Recommend Senior Executives Own and Hold Company Stock, not including Options	For
▪	Disclose All Executive Compensation	For
▪	Implement a 401(k) Savings Plan for Employees	For

Reporting of Results

▪	Approve Financial Statements	For
▪	Set Dividends and Allocate Profits	For
▪	Limit Non-Audit Services Provided by Auditors	For
▪	Ratify Selection of Auditors and Set Their Fees	For
▪	Elect Statutory Auditors	For

Shareholder Voting Rights

▪	Adopt Cumulative Voting	Against
▪	Redeem or Vote on Poison Pill	For
▪	Authorize Blank Check Preferred Stock	Against
▪	Eliminate Right to Call a Special Meeting	Against
▪	Increase Supermajority Vote Requirement	Against
▪	Adopt Anti-Greenmail Provision	For
▪	Restore Preemptive Rights	Case-by-Case
▪	Adopt Confidential Voting	For
▪	Approve Unequal Voting Rights	Against
▪	Remove Right to Act by Written Consent	Against
▪	Approve Binding Shareholder Proposals	Case-by-Case
▪	Submit Poison Pill for Shareholder Ratification	For

Capital Structure

▪	Increase Authorized Common Stock	Case-by-Case
▪	Approve Merger or Acquisition	Case-by-Case
▪	Approve Technical Amendments to Charter	Case-by-Case
▪	Opt Out of State Takeover Statutes	For
▪	Consider Non-Financial Effects of Mergers	Against
▪	Authorize Share Repurchase	For
▪	Authorize Trade in Company Stock	For
▪	Issue Debt Instruments	For
▪	Create New Class of Common Stock with Superior Voting Rights	Against
▪	Increase Authorized Common Stock for the Explicit Purpose of Implementing a Shareholder Rights Plan (Poison Pill)	Against
▪	Implement a Reverse Stock Split when the Number of Authorized Shares will be Proportionately Reduced	For
▪	Implement Reverse Stock Split to Avoid Delisting	For

Social Issues

▪	Endorse the Ceres Principles	Case-by-Case
▪	Disclose Political and PAC Gifts	For
▪	Require Adoption of International Labor Organization’s Fair Labor Principles	Case-by-Case

Miscellaneous
▪	Approve Other Business	Abstain
▪	Approve Reincorporation	Case-by-Case
▪	Authorize Management to Adjourn Meeting	Against
▪	Change Company Name	For

EXHIBIT B
BlackRock Investment Management, LLC
Proxy Voting Policies and Procedures
(As of December 2009)

1. INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. With more than $3.3 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients with portfolios totaling approximately US$7.25 trillion.1

2. PHILOSOPHY ON CORPORATE GOVERNACE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee their performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in section 4.

3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors
•	Accounting and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

(vii)	Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;
•	overseeing and supporting management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

•	current employment at the company or a subsidiary;
•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;
•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

(viii)	Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

(ix)	Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

(x)	Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.   We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods.  We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance.  Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract.  Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

(xi)	Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

(xii)	General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

4.   BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

(xiii)	Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee.  The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock's Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

(xiv)	Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

(xv)	Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock's proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock's affiliates, a Fund or a Fund's affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i)
BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

ii)
The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

iii)
BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

iv)
BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

v)
In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

(xvi)	Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

(xvii)	Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

1 Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management at BlackRock, Inc. and Barclays Global Investors, N.A.

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998/1/
(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003/9/
(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005/13/
(b)(1)	By-Laws, dated July 13, 1998/1/
(b)(2)	Amendment to By-Laws, dated May 15, 2003/13/
(b)(3)	Amendment to By-Laws, dated August 16, 2005/13/
(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.
(d)(1)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/

(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/
(d)(3)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/

(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/
(d)(5)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/

(d)(6)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund (formerly Sun Capital All Cap Fund)/13/
(d)(7)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund (formerly SC Value Small Cap Fund)/13/

(d)(8)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund/12/

(d)(9)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund (formerly SC FI Large Cap Growth Fund)/14/
(d)(10)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Wellington Management Company and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund/20/

(d)(11)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/
(d)(12)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/

(d)(13)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/
(d)(14)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/

(d)(15)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/
(d)(16)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/

(d)(17)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/
(d)(18)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/

(d)(19)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund/18/

(d)(20)	Sub-Sub-Advisory Agreement by and between OFI Institutional Asset Management, Inc. and OppenheimerFunds, Inc. with respect to SC Oppenheimer Large Cap Core Fund/18/
(d)(21)
Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund/20/

(d)(22)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund/20/

(d)(23)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Dreman Small Cap Value Fund/20/
(d)(24)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Dreman Value Management, L.L.C., and Sun Capital Advisers Trust, on behalf of its series, SC Dreman Small Cap Value Fund/20/

(d)(25)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)/20/
(d)(26)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Invesco Aim Advisors, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund/20/

(d)(27)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/
(d)(28)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, AllianceBernstein L.P., and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/

(d)(29)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/
(d)(30)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/

(d)(31)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/
(d)(32)
Investment Advisory Agreement and Management Agreement by and among Sun Capital Advisers LLC, BlackRock Financial Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/

(d)(33)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/20/
(d)(34)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust on behalf of its series, SC Goldman Sachs Short Duration Fund/20/
(e)(1)	Underwriting Agreement/11/
(e)(2)	Amendment No. 1 to Underwriting Agreement/13/
(e)(3)	Amendment No. 2 to Underwriting Agreement/22/
(e)(4)	Amendment No. 3 to Underwriting Agreement/22/
(f)	Not Applicable
(g)(1)	Custody Agreement/3/
(h)(1)	Administration Agreement/3/
(h)(2)	Transfer Agency and Shareholder Service Agreement/3/
(h)(3)	Amended and Restated Expense Limitation Agreement/22/
(h)(4)	Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc./12/
(h)(5)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc./18/
(i)(1)	Opinion and Consent of Counsel dated November 4, 1998/2/
(i)(2)	Opinion and Consent of Counsel dated September 12, 2008/19/
(i)(3)	Consent of Counsel dated April 29, 2010/22/
(j)	Consent of Independent Registered Accounting Firm/22/
(k)	Not Applicable
(l)(1)	Share Purchase Agreement for Money Market Fund/2/
(l)(2)	Share Purchase Agreement for Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/
(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
(m)	Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act/11/
(n)	Plan Pursuant to Rule 18f-3 Under the 1940 Act/11/
(o)	Not Applicable
(p)(1)	Code of Ethics of Sun Capital Advisers Trust/10/
(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC/22/
(p)(3)	Code of Ethics of Wellington Management Company, LLP/10/
(p)(4)	Code of Ethics of Davis Selected Advisers, L.P./10/
(p)(5)	Code of Ethics of OppenheimerFunds, Inc./12/
(p)(6)	Code of Ethics of Lord, Abbett & Co. LLC/15/
(p)(7)	Code of Ethics of Goldman Sachs Asset Management, L.P./15/
(p)(8)	Code of Ethics of Pacific Investment Management Company LLC/15/
(p)(9)	Code of Ethics of Ibbotson Associates, Inc./20/
(p)(10)	Code of Ethics of Dreman Value Management, L.L.C./20/
(p)(11)	Code of Ethics of Invesco Aim Advisors, Inc./20/
(p)(12)	Code of Ethics of AllianceBernstein L.P./20/
(p)(13)	Code of Ethics of BlackRock Financial Management, Inc./20/
(p)(14)	Sun Capital Advisers LLC Code of Ethics for Non-Investment Executives/20/
(p)(15)	Code of Ethics of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC)/22/
(q)(1)	Power of Attorney (Castellano)/22/
(q)(2)	Power of Attorney (Donnelly)/22/
(q)(3)	Power of Attorney (Driscoll)/22/
(q)(4)	Power of Attorney (Searcy)/22/
(q)(5)	Power of Attorney (Metelitsa)/22/

/1/	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
/2/	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
/3/	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
/4/	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
/5/	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
/6/	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
/7/	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
/8/	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
/9/	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
/10/	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
/11/	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
/12/	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
/13/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
/14/	Filed as an exhibit to Post-Effective Amendment No. 17 on April 30, 2007 and incorporated by reference herein.
/15/	Filed as an exhibit to Post-Effective Amendment No. 18 on July 2, 2007 and incorporated by reference herein.
/16/	Filed as an exhibit to Post-Effective Amendment No. 19 on September 17, 2007 and incorporated by reference herein.
/17/	Filed as an exhibit to Post-Effective Amendment No. 21 on April 28, 2008 and incorporated by reference herein.
/18/	Filed as an exhibit to Post-Effective Amendment No. 22 on June 27, 2008 and incorporated by reference herein
/19/	Filed as an exhibit to Post-Effective Amendment No. 23 on September 12, 2008 and incorporated by reference herein
/20/	Filed as an exhibit to Post-Effective Amendment No. 24 on February 27, 2009 and incorporated by reference herein
/21/	Filed as an exhibit to Post-Effective Amendment No. 25 on February 26, 2010 and incorporated by reference herein
/22/	Filed as an exhibit to Post-Effective Amendment No. 26 on April 30, 2010 and incorporated by reference herein
*	Filed herewith.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.  Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy.  Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Sun Capital Advisers LLC (the “investment adviser”) is indemnified against certain liabilities it may incur in its official capacity as investment adviser to certain subadvised series of the Registrant, including SC Davis Venture Value Fund, SC Oppenheimer Large Cap Core Fund, SC Oppenheimer Main Street Small Cap Fund, SC WMC Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC AllianceBernstein International Value Fund, SC PIMCO Total Return Fund, and SC BlackRock Inflation Protected Bond Fund (each, a “fund” and, collectively, the “funds,” except where explicitly noted otherwise), each as subadvised, respectively, by Davis Selected Advisers, L.P.,  OppenheimerFunds, Inc., OppenheimerFunds, Inc., Wellington Management Company, LLP, Wellington Management Company, LLP, Lord, Abbett & Co. LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management, L.P., Pacific Investment Management Company LLC, Ibbotson Associates, Inc., Ibbotson Associates, Inc., Ibbotson Associates, Inc., Columbia Management Investment Advisers, LLC, Invesco Advisers, Inc., AllianceBernstein L.P., Pacific Investment Management Company, LLC, and BlackRock Financial Management, Inc. (each, a “subadviser” and, collectively, the “subadvisers,” except where explicitly noted otherwise).

Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a given fund.  Such indemnification of a subadviser or the investment adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the investment adviser, and the Registrant (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”).  The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions applicable to only certain funds noted as such.

Under the subadvisory agreements, a subadviser will not be liable for any loss sustained by reason of the adoption of any investment policy, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption, or the purchase, sale, or retention of any security on the recommendation of the subadviser, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm, or corporation shall have been selected, with due care and in good faith; but nothing herein contained will be construed to protect the subadviser against any liability to the investment adviser, the fund or its shareholders by reason of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the Registrant’s board of trustees or the investment adviser and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund generally in the performance of its duties just described or its reckless disregard of its obligations and duties under the subadvisory agreement.

In addition, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, notwithstanding the forgoing, the subadviser shall not be liable to the investment adviser, the fund or its shareholders for any losses that may be sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the investment adviser or the fund’s custodian.

Under the subadvisory agreements, the subadviser will indemnify and hold harmless the investment adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s  acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty in the subadvisory agreement by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the subadviser or OFI Institutional Asset Management, Inc. (“OFII”), or inaccuracy of any representation by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the Subadviser or OFII, made in connection with the subadvisory agreement, or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser’s causing the fund to be in violation of any applicable investment policy or restriction of the subadviser, provided, however, that nothing herein contained will provide indemnity to any indemnified person for liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the investment adviser shall indemnify and hold harmless the subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the investment adviser’s willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the investment adviser or any inaccuracy of any representation by the investment adviser made in connection with the subadvisory agreement, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the subadviser's causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the investment adviser, provided, however, that nothing herein contained will provide indemnity to the subadviser from liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

In regards to SC Oppenheimer Large Cap Core Fund, the investment adviser further agrees that, to the extent that the subadviser has delegated all or any part of its duties in connection with the subadvisory agreement to OFII, in any circumstance in which the investment adviser is obligated to indemnify and hold harmless the subadviser, it will to the same extent but without duplication indemnify OFII provided that:

(i) the relevant, loss, damage, judgment, fine settlement amount, and/or attorneys fees for which OFII seeks indemnification arise out of the same set of facts and/or involve substantially the same legal defenses and, in the case of litigation, are litigated in the same forum;

(ii) in no case will the investment adviser be obligated to pay or reimburse the legal expenses of more than one legal counsel to the subadviser and OFII collectively; and

(iii) in no case will the investment adviser be obligated to pay or reimburse: (a) any amounts representing losses, damages, judgments, fines, and/or settlement amounts that may reasonably be viewed as duplicative or redundant of amounts for which the investment adviser is obligated to indemnify the subadviser; or (b) any amounts otherwise in excess of amounts that the investment adviser would reasonably have been obligated to pay, had the subadviser not elected to delegate any part of its duties in connection with the subadvisory agreement to OFII.

Neither the investment adviser nor the subadviser shall be obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, such consent not to be unreasonably withheld.

In regards to SC Oppenheimer Large Cap Core Fund, to the extent that the subadviser delegates any or all of its obligations in connection with the subadvisory agreement to OFII: (i) the subadviser shall be liable for the actions or omissions of OFII to the same extent it would be liable herein for its own actions or omissions; and (ii) OFII shall be a third party beneficiary of the subadvisory agreement solely with respect to the terms of indemnification and certain confidentiality measures.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), OFI Institutional Asset Management, Inc. (File No. 801-60027), OppenheimerFunds, Inc. (File No. 801-8253), Pacific Investment Management Company LLC (File No. 801-48187), Wellington Management Company LLP (File No. 801-15908), Ibbotson Associates, Inc. (File No. 801-57505), Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (File No. 801-25943), Invesco Advisers, Inc. (File No. 801-12313), AllianceBernstein L.P. (File No. 801-56720), and BlackRock Financial Management, Inc. (File No. 801-48433). The following sections of the Forms ADV of Sun Capital Advisers LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co. LLC, OFI Institutional Asset Management, Inc., OppenheimerFunds, Inc., Pacific Investment Management Company LLC Wellington Management Company LLP, Ibbotson Associates, Inc., Columbia Management Investment Advisers, LLC, Invesco Advisers, Inc., AllianceBernstein L.P., and BlackRock Financial Management, Inc. and are incorporated herein by reference: (a) Items 1 and 2 of Part II; and (b) Item 6, Business Background, of Part II, Schedule F.

Item 27. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices	Position and Offices
Business Address*	with Underwriter	with Registrant

Scott Davis	Director	None.
Ronald H. Friesen	Director	None.
Terrence J. Mullen	President and Director	None.
Matthew S. MacMillen	Tax Officer	None.
Michael S. Bloom	Secretary	None.
William T. Evers	Assistant Vice President and Senior Counsel	None.
Jane F. Jette	Financial/Operations Principal and Treasurer	None.
Kathleen T. Baron	Chief Compliance Officer	None.
Ann B. Teixeira	Assistant Vice President, Compliance	Anti-Money Laundering Officer
* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, OFI Institutional Asset Management, Inc. at 6801 South Tucson Way, Centennial, Colorado 80112, OppenheimerFunds, Inc. at 6801-6803 South Tucson Way, Centennial, Colorado 80112, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, Ibbotson Associates, Inc. at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601-7676, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) at 100 Federal Street, Boston, MA 02110, Invesco Advisers, Inc. at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, AllianceBernstein L.P. at 1345 Avenue of the Americas, New York, New York 10105, and BlackRock Financial Management, Inc. 40 East 52nd Street, New York, New York 10022.  Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.

[Missing Graphic Reference]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 27 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 1st day of September, 2010.
SUN CAPITAL ADVISERS TRUST

By: /s/ John T. Donnelly
--------------------------------
John T. Donnelly
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 27 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ John T. Donnelly	Chief Executive Officer	September 1, 2010
John T. Donnelly	and Trustee

/s/ Lena Metelitsa	Chief Financial Officer	September 1, 2010
Lena Metelitsa

Michael P. Castellano*	Trustee
Michael P. Castellano

Dawn-Marie Driscoll*	Trustee
Dawn-Marie Driscoll

William N. Searcy*	Trustee
William N. Searcy

*By: /s/ Lena Metelitsa		September 1, 2010
Lena Metelitsa
Power of Attorney